Consolidated Portfolio of Investments
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 4.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Express Credit Account Master Trust
Series 2019-1 Class A
10/15/2024	2.870%	160,000	166,975
BlueMountain CLO Ltd.(a),(b)
Series 2013-1A Class A1R2
3-month USD LIBOR + 1.230% Floor 1.230% 01/20/2029	2.365%	396,279	392,954
Series 2015-2A Class A1R
3-month USD LIBOR + 0.930% Floor 0.930% 07/18/2027	2.065%	422,254	417,797
Cedar Funding II CLO Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.230% 06/09/2030	2.229%	750,000	742,274
Conseco Finance Corp.(c)
Series 2096-9 Class M1
08/15/2027	7.630%	515,287	547,038
DB Master Finance LLC(a)
CMO Series 2017-1A Class A2I
11/20/2047	3.629%	195,500	190,562
Series 2019-1A Class A2I
05/20/2049	3.787%	188,575	193,079
Series 2019-1A Class A2II
05/20/2049	4.021%	99,250	100,889
Domino’s Pizza Master Issuer LLC(a),(b)
CMO Series 2017-1A Class A2I
3-month USD LIBOR + 1.250% 07/25/2047	2.241%	365,625	356,956
Dryden 30 Senior Loan Fund(a),(b)
Series 2013-30A Class AR
3-month USD LIBOR + 0.820% 11/15/2028	1.212%	260,000	255,055
Eaton Vance CLO Ltd.(a),(b)
Series 2013-1A Class A1RR
3-month USD LIBOR + 1.160% 01/15/2028	2.379%	310,000	305,908
ECMC Group Student Loan Trust(a),(b)
Series 2016-1A Class A
1-month USD LIBOR + 1.350% 07/26/2066	1.518%	733,621	713,524
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 04/26/2032	0.968%	436,000	417,777
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jack in the Box Funding LLC(a)
Series 2019-1A Class A2II
08/25/2049	4.476%	124,375	117,229
JG Wentworth XXII LLC(a)
Series 2010-3A Class A
12/15/2048	3.820%	525,827	543,422
LCM XXI LP(a),(b)
Series 20 18-21A Class AR
3-month USD LIBOR + 0.880% 04/20/2028	2.015%	450,000	442,311
Madison Park Funding XXX Ltd.(a),(b)
Series 2018-30A Class A
3-month USD LIBOR + 0.750% Floor 0.750% 04/15/2029	1.969%	400,000	389,515
MVW Owner Trust(a)
Series 2018-1A Class A
01/21/2036	3.450%	80,491	81,048
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% Floor 0.510% 06/25/2031	0.678%	534,957	507,687
Navient Student Loan Trust(a),(b)
Series 2016-1A Class A
1-month USD LIBOR + 0.700% 02/25/2070	0.868%	484,453	454,524
Series 2016-2 Class A3
1-month USD LIBOR + 1.500% 06/25/2065	1.668%	729,000	721,496
Series 2017-3A Class A3
1-month USD LIBOR + 1.050% 07/26/2066	1.218%	750,000	703,830
Series 2018-3A Class A3
1-month USD LIBOR + 0.800% 03/25/2067	0.968%	900,000	844,840
Nelnet Student Loan Trust(a),(b)
Series 2012-1A Class A
1-month USD LIBOR + 0.800% Floor 0.800% 12/27/2039	0.968%	420,013	407,281
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-2A Class A2
3-month USD LIBOR + 1.550% Floor 1.550% 04/20/2028	2.659%	200,000	195,208
Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	1

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLC Student Loan Trust(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.160% Floor 0.160% 03/15/2055	0.901%	841,000	750,175
SLM Student Loan Trust(a),(b)
Series 2003-10A Class A3
3-month USD LIBOR + 0.470% 12/15/2027	1.211%	259,418	256,506
Series 2004-3 Class A6A
3-month USD LIBOR + 0.550% Floor 0.550% 10/25/2064	1.541%	863,036	818,000
SLM Student Loan Trust(b)
Series 2007-3 Class A4
3-month USD LIBOR + 0.060% Floor 0.060% 01/25/2022	1.051%	716,567	687,794
Series 2007-6 Class A4
3-month USD LIBOR + 0.380% Floor 0.380% 10/25/2024	1.371%	174,223	173,589
Series 2008-2 Class B
3-month USD LIBOR + 1.200% Floor 1.200% 01/25/2083	2.191%	740,000	597,333
Series 2008-4 Class A4
3-month USD LIBOR + 1.650% Floor 1.650% 07/25/2022	2.641%	394,551	376,949
Series 2008-5 Class A4
3-month USD LIBOR + 1.700% Floor 1.700% 07/25/2023	2.691%	261,928	255,071
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% 07/25/2023	2.091%	328,002	308,837
Series 2008-7 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/26/2083	2.841%	500,000	461,667
Series 2008-9 Class A
3-month USD LIBOR + 1.500% Floor 1.500% 04/25/2023	2.491%	232,667	227,387
Series 2011-2 Class A2
1-month USD LIBOR + 1.200% Floor 1.200% 10/25/2034	1.368%	1,040,000	1,007,821
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012-1 Class A3
1-month USD LIBOR + 0.950% Floor 0.950% 09/25/2028	1.118%	494,886	467,123
Subordinated Series 2004-10 Class B
3-month USD LIBOR + 0.370% Floor 0.370% 01/25/2040	1.361%	411,556	361,409
Subordinated Series 2007-2 Class B
3-month USD LIBOR + 0.170% 07/25/2025	1.161%	700,000	544,845
Subordinated Series 2007-3 Class B
3-month USD LIBOR + 0.150% Floor 0.150% 01/25/2028	1.141%	700,000	526,741
Subordinated Series 2012-7 Class B
1-month USD LIBOR + 1.800% Floor 1.800% 09/25/2043	1.968%	550,000	472,499
Store Master Funding I-VII(a)
Subordinated Series 2019-1 Class A2
11/20/2049	3.650%	252,376	236,620
Taco Bell Funding LLC(a)
Series 2016-1A Class A23
05/25/2046	4.970%	373,450	389,176
Total Asset-Backed Securities — Non-Agency (Cost $19,975,056)			19,128,721

Commercial Mortgage-Backed Securities - Agency 0.9%

Federal Home Loan Mortgage Corp. Multifamily Pass-through REMIC Trust(c),(d)
Series 2019-P002 Class X
07/25/2033	1.138%	705,000	79,191
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c),(d)
CMO Series K014 Class X1
04/25/2021	1.149%	5,008,414	35,227
CMO Series K057 Class X1
07/25/2026	1.189%	3,940,853	237,930
Series 2016-KIR1 Class X
03/25/2026	1.066%	4,839,784	251,866
Series 2018-K732 Class X3
05/25/2046	2.173%	1,350,000	125,212
Series K015 Class X3
08/25/2039	2.808%	2,000,000	53,088
Series K021 Class X3
07/25/2040	1.968%	1,550,000	53,585
Series K022 Class X3
08/25/2040	1.812%	1,550,000	52,549

2	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series K025 Class X3
11/25/2040	1.751%	2,400,000	89,830
Series K035 Class X3
12/25/2041	1.790%	3,000,000	144,111
Series K039 Class X3 (FHLMC)
08/25/2042	2.113%	1,520,000	129,449
Series K043 Class X3
02/25/2043	1.635%	3,951,044	256,354
Series K051 Class X3
10/25/2043	1.614%	2,100,000	151,009
Series K060 Class X3
12/25/2044	1.894%	1,350,000	136,224
Series K0728 Class X3
11/25/2045	1.954%	1,975,000	141,613
Series K714 Class X1
10/25/2020	0.801%	3,810,902	288
Series K717 Class X3
11/25/2042	1.625%	3,500,000	62,323
Series K737 Class X1
10/25/2026	0.638%	3,298,156	115,417
Series KC07 Class X1
09/25/2026	0.726%	4,000,000	113,489
Series KL05 Class X1HG
12/25/2027	1.223%	2,400,000	176,054
Series KS06 Class X
08/25/2026	1.068%	2,754,399	131,517
Series KS11 Class XFX
06/25/2029	1.598%	600,000	66,732
Series Q004 Class XFL
10/25/2021	1.389%	3,484,271	134,057
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series Q006 Class APT1
07/25/2026	2.653%	821,424	861,706
Federal National Mortgage Association
12/01/2020	3.270%	14,309	14,438
Federal National Mortgage Association(b),(d)
Series 2011-M9 Class SA
-1.0 x 1-month USD LIBOR + 6.350% Cap 6.350% 01/25/2021	5.863%	696,899	4,197
Federal National Mortgage Association(c),(d)
Series 2016-M11B Class X2
07/25/2039	2.746%	1,832,739	82,593
Series 2016-M4 Class X2
01/25/2039	2.654%	850,086	60,318
Series 2019-M29 Class X4
03/25/2029	0.700%	4,300,000	212,133
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(c),(d)
CMO Series 2014-103 Class IO
05/16/2055	0.365%	2,292,479	35,411
Series 2011-53 Class IO
05/16/2051	0.000%	1,529,083	1,647
Series 2012-4 Class IO
05/16/2052	0.036%	5,216,008	20,315
Total Commercial Mortgage-Backed Securities - Agency (Cost $4,867,148)			4,029,873

Commercial Mortgage-Backed Securities - Non-Agency 1.8%

225 Liberty Street Trust(a),(c),(d)
Series 2016-225L Class X
02/10/2036	0.875%	5,000,000	226,881
AMSR Trust(a)
Subordinated Series 2019-SFR1 Class A
01/17/2029	2.774%	355,000	362,225
BAMLL Commercial Mortgage Securities Trust(a),(c)
Series 2018-PARK Class A
08/10/2038	4.091%	95,000	108,392
BBCMS Trust(a)
Series 2015-SRCH Class A2
08/10/2035	4.197%	150,000	164,807
BBCMS Trust(a),(c)
Series 2020-C6 Class F5TB
09/15/2043	3.688%	135,000	124,322
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	190,000	179,257
BX Commercial Mortgage Trust(a),(b)
Series 2018-BIOA Class E
1-month USD LIBOR + 1.951% Floor 1.978% 03/15/2037	2.135%	305,000	278,027
Series 2019-XL Class A
1-month USD LIBOR + 0.921% Floor 0.921% 10/15/2036	1.734%	425,153	416,651
Series 2020-BXLP Class A
1-month USD LIBOR + 0.800% Floor 0.800% 12/15/2036	0.984%	150,000	145,114
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	225,000	226,096
CALI Mortgage Trust(a)
Series 2019-101C Class A
03/10/2039	3.957%	395,000	447,428

Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	3

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Commercial Mortgage Trust(a),(c),(d)
Series 2020-555 Class X
12/10/2041	0.857%	2,500,000	143,923
COMM Mortgage Trust(a),(c),(d)
Series 2013-LC6 Class XB
01/10/2046	0.389%	11,750,000	129,308
COMM Mortgage Trust(a),(d)
Series 2020-CBM Class XCP
02/10/2037	0.493%	3,815,000	79,297
Commercial Mortgage Pass-Through Certificates(c),(d)
Series 2012-CR3 Class XA
10/15/2045	1.854%	1,695,908	56,911
Commercial Mortgage Trust(c),(d)
Series 2012-CR4 Class XA
10/15/2045	1.694%	3,386,361	119,610
Series 2013-LC6 Class XA
01/10/2046	1.346%	1,413,227	37,336
Series 2014-UBS2 Class XA
03/10/2047	1.165%	5,187,467	176,128
Commercial Mortgage Trust(a),(c),(d)
Series 2012-LC4 Class XA
12/10/2044	2.100%	2,822,460	69,157
Commercial Mortgage Trust
Series 2014-UBS4 Class A2
08/10/2047	2.963%	21,635	21,800
CoreVest American Finance Trust(a),(c),(d)
Series 2019-1 Class XA
03/15/2052	2.164%	1,082,325	85,609
Series 2020-1 Class XA
03/15/2050	2.857%	1,047,403	123,539
CoreVest American Finance Trust(a),(d)
Series 2019-3 Class XA
10/15/2052	2.035%	325,126	21,230
CoreVest American Finance Trust(a)
Series 2020-1 Class A2
03/15/2050	2.296%	265,000	258,461
Credit Suisse First Boston Mortgage Securities Corp.(c),(d)
Series 98-C1 Class AX
05/17/2040	2.053%	170,207	1,800
CSAIL Commercial Mortgage Trust(c),(d)
Series 2015-C3 Class XA
08/15/2048	0.759%	10,938,756	254,626
DBGS Mortgage Trust(a),(b)
Series 2018-BIOD Class B
1-month USD LIBOR + 0.888% Floor 0.888% 05/15/2035	1.072%	143,862	132,012
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eleven Madison Trust Mortgage Trust(a),(c)
Series 2015-11MD Class A
09/10/2035	3.555%	300,000	319,603
GS Mortgage Securities Corp. Trust(a),(c),(d)
Series 2020-UPTN Class XA
02/10/2037	0.352%	1,750,000	26,606
GS Mortgage Securities Trust(a),(c),(d)
Series 2012-GC6 Class XB
01/10/2045	0.199%	10,648,392	35,645
GS Mortgage Securities Trust
Series 2014-GC18 Class A3
01/10/2047	3.801%	272,148	281,178
GS Mortgage Securities Trust(a),(b)
Series 2018-TWR Class A
1-month USD LIBOR + 0.900% Floor 0.850% 07/15/2031	1.084%	135,000	128,700
Home Partners of America Trust(a)
Series 2019-1 Class B
09/17/2039	3.157%	96,224	93,633
Home Partners of America Trust(a),(b)
Subordinated Series 2018-1 Class D
1-month USD LIBOR + 1.450% Floor 1.450% 07/17/2037	1.622%	120,000	111,426
Hudson Yards Mortgage Trust(a),(c)
Series 2019-55HY Class F
12/10/2041	3.041%	85,000	68,875
JPMBB Commercial Mortgage Securities Trust(c),(d)
Series 2014-C21 Class XA
08/15/2047	1.003%	1,050,311	32,424
Series 2014-C23 Class XA
09/15/2047	0.630%	3,081,978	65,300
Series 2014-C26 Class XA
01/15/2048	0.968%	2,928,840	101,060
JPMorgan Chase Commercial Mortgage Securities Trust(c),(d)
Series 2012-LC9 Class XA
12/15/2047	1.500%	2,828,309	82,640
JPMorgan Chase Commercial Mortgage Securities Trust(a),(c)
Series 2018-AON Class D
07/05/2031	4.613%	55,000	53,576
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	375,000	399,901
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	185,000	191,914
Morgan Stanley Bank of America Merrill Lynch Trust(c),(d)
Series 2016-C31 Class XA
11/15/2049	1.399%	2,525,889	152,155

4	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Capital I Trust(a),(c),(d)
Series 2012-C4 Class XA
03/15/2045	2.067%	3,295,029	85,811
Natixis Commercial Mortgage Securities Trust(a),(b)
Series 2019-MILE Class A
1-month USD LIBOR + 1.500% Floor 1.500% 07/15/2036	1.684%	180,000	169,246
Natixis Commercial Mortgage Securities Trust(a),(c),(d)
Series 2020-2PAC Class XA
01/15/2025	1.246%	2,665,000	131,816
Series 2020-2PAC Class XB
04/15/2025	0.808%	2,665,000	93,663
Natixis Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2018-ALXA Class E
01/15/2043	4.460%	60,000	49,155
One Bryant Park Trust(a)
Series 2019-OBP Class A
09/13/2049	2.516%	245,000	249,288
SFAVE Commercial Mortgage Securities Trust(a),(c)
Series 2015-5AVE Class A2A
01/05/2043	3.659%	150,000	149,610
Series 2015-5AVE Class A2B
01/05/2043	4.144%	85,000	73,308
UBS Commercial Mortgage Trust(a),(c),(d)
Series 2012-C1 Class XA
05/10/2045	2.069%	2,187,042	60,078
WF-RBS Commercial Mortgage Trust(a),(c),(d)
Series 2012-C8 Class XA
08/15/2045	1.803%	1,607,179	45,826
Series 2012-C9 Class XA
11/15/2045	1.889%	1,591,918	55,630
WF-RBS Commercial Mortgage Trust(c),(d)
Series 2014-C24 Class XA
11/15/2047	0.836%	2,542,946	66,574
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $8,181,516)			7,764,588

Commercial Paper 0.1%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Automotive 0.1%
Ford Motor Credit Co. LLC(a)
10/08/2020	4.060%	180,000	177,393
01/08/2021	4.210%	500,000	487,395
Total			664,788
Total Commercial Paper (Cost $669,297)			664,788
Common Stocks 16.0%
Issuer	Shares	Value ($)
Communication Services 0.5%
Diversified Telecommunication Services 0.4%
Cincinnati Bell, Inc.(e)	113,023	1,664,829
Interactive Media & Services 0.1%
Meet Group, Inc. (The)(e)	105,431	651,563
Total Communication Services		2,316,392
Consumer Discretionary 4.8%
Auto Components 0.6%
Delphi Technologies PLC(e),(f),(g)	196,411	2,529,774
Hotels, Restaurants & Leisure 2.5%
Caesars Entertainment Corp.(e),(f),(g)	873,364	9,947,616
Flutter Entertainment PLC	10,532	1,339,993
Total		11,287,609
Household Durables 0.1%
Lennar Corp., Class A	6,001	362,820
Specialty Retail 1.6%
Tiffany & Co.(f),(g)	54,827	7,024,984
Total Consumer Discretionary		21,205,187
Consumer Staples —%
Food Products —%
Dole Food Co., Inc.(e),(h),(i)	96,900	0
Total Consumer Staples		0
Financials 3.2%
Banks 0.1%
JPMorgan Chase & Co.	2,162	210,384
U.S. Bancorp	4,845	172,288
Total		382,672
Capital Markets 2.5%
Bank of New York Mellon Corp. (The)	5,008	186,147
Bolsas y Mercados Españoles SHMSF SA	21,279	778,051
Deutsche Bank AG, Registered Shares(e)	44,848	376,723
E*TRADE Financial Corp.(f),(g)	43,615	1,986,227
Legg Mason, Inc.(f),(g)	44,512	2,218,033
TD Ameritrade Holding Corp.(f),(g)	146,081	5,444,439
Total		10,989,620

Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	5

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 0.6%
Willis Towers Watson PLC	13,875	2,815,238
Total Financials		14,187,530
Health Care 2.9%
Biotechnology 0.9%
Portola Pharmaceuticals, Inc.(e)	119,502	2,145,061
Stemline Therapeutics, Inc.(e)	140,891	1,673,785
Total		3,818,846
Health Care Equipment & Supplies 1.6%
Wright Medical Group NV(e)	247,614	7,316,994
Life Sciences Tools & Services 0.3%
Pacific Biosciences of California, Inc.(e),(f),(g)	431,062	1,517,338
Pharmaceuticals 0.1%
Paratek Pharmaceuticals, Inc.(e)	49,710	220,712
Total Health Care		12,873,890
Industrials 0.1%
Aerospace & Defense 0.1%
Boeing Co. (The)	1,845	269,093
Construction & Engineering 0.0%
HC2 Holdings, Inc.(e)	11,950	31,548
Total Industrials		300,641
Information Technology 3.5%
Communications Equipment 0.2%
Gilat Satellite Networks Ltd.(e)	145,134	1,213,320
Electronic Equipment, Instruments & Components 0.3%
Tech Data Corp.(e)	9,493	1,293,327
Software 3.0%
Instructure, Inc.(e),(h),(i)	18,248	894,152
LogMeIn, Inc.	104,785	8,896,246
MINDBODY, Inc., Class A(e),(h),(i)	47,120	1,719,880
RIB Software SE(e)	53,878	1,734,412
Total		13,244,690
Total Information Technology		15,751,337
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.0%
Equity Real Estate Investment Trusts (REITS) 1.0%
Americold Realty Trust	5,361	191,441
Taubman Centers, Inc.	105,299	4,353,061
Total		4,544,502
Total Real Estate		4,544,502
Total Common Stocks (Cost $71,661,260)		71,179,479

Convertible Bonds(j) 0.8%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Airlines 0.1%
Air Canada(a),(k)
07/01/2025	4.000%		165,000	169,331
Southwest Airlines Co.
05/01/2025	1.250%		185,000	208,010
Total				377,341
Cable and Satellite 0.0%
DISH Network Corp.
08/15/2026	3.375%		80,000	70,492
Electric 0.0%
NRG Energy, Inc.
06/01/2048	2.750%		200,000	205,468
Pharmaceuticals 0.3%
Dermira, Inc.
05/15/2022	3.000%		1,326,000	1,339,260
Technology 0.3%
Adesto Technologies, Corp.(a)
09/15/2024	4.250%		646,000	757,717
Avaya Holdings Corp.
06/15/2023	2.250%		210,000	183,460
IAC Financeco 2, Inc.(a)
06/15/2026	0.875%		250,000	275,700
Sony Corp.(l)
09/30/2022	0.000%	JPY	18,000,000	229,669
Total				1,446,546
Wirelines 0.1%
GCI Liberty, Inc.(a)
09/30/2046	1.750%		225,000	331,850
Total Convertible Bonds (Cost $3,622,538)				3,770,957

6	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
Convertible Preferred Stocks 0.9%
Issuer		Shares	Value ($)
Health Care 0.1%
Health Care Equipment & Supplies 0.1%
Becton Dickinson and Co.	6.000%	2,200	113,850
Danaher Corp.	5.000%	130	133,086
Total			246,936
Total Health Care			246,936
Industrials 0.1%
Machinery 0.1%
Fortive Corp.	5.000%	550	442,613
Total Industrials			442,613
Information Technology 0.1%
Semiconductors & Semiconductor Equipment 0.1%
Broadcom, Inc.	8.000%	285	302,304
Total Information Technology			302,304
Real Estate 0.0%
Equity Real Estate Investment Trusts (REITS) 0.0%
Crown Castle International Corp.	6.875%	160	242,752
Total Real Estate			242,752
Utilities 0.6%
Electric Utilities 0.4%
American Electric Power Co., Inc.	6.125%	7,750	405,170
NextEra Energy, Inc.	4.872%	8,600	434,509
NextEra Energy, Inc.	5.279%	7,900	354,021
Southern Co. (The)	6.750%	8,350	400,216
Total			1,593,916
Gas Utilities 0.0%
South Jersey Industries, Inc.	7.250%	3,350	154,938
Multi-Utilities 0.2%
CenterPoint Energy, Inc.	7.000%	2,800	95,405
Dominion Energy, Inc.	7.250%	4,400	454,520
DTE Energy Co.	6.250%	6,100	259,579
Total			809,504
Total Utilities			2,558,358
Total Convertible Preferred Stocks (Cost $3,976,777)			3,792,963
Corporate Bonds & Notes(j) 21.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Boeing Co. (The)
05/01/2025	4.875%	180,000	191,020
05/01/2027	5.040%	200,000	212,263
Total			403,283
Airlines 0.3%
American Airlines Group, Inc.(a)
06/01/2022	5.000%	125,000	72,422
American Airlines Pass-Through Trust
Series 2016-2 Class AA
06/15/2028	3.200%	213,625	189,117
Continental Airlines Pass-Through Trust
04/19/2022	5.983%	103,213	89,862
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	120,000	109,532
06/10/2028	2.500%	120,000	105,966
Delta Air Lines, Inc.
04/19/2021	3.400%	220,000	211,679
10/28/2024	2.900%	105,000	84,880
10/28/2029	3.750%	80,000	62,021
Delta Air Lines, Inc.(a)
05/01/2025	7.000%	225,000	232,868
U.S. Airways Pass-Through Trust
04/22/2023	6.250%	209,484	171,869
Total			1,330,216
Apartment REIT 0.1%
Mid-America Apartments LP
10/15/2023	4.300%	325,000	346,961
Automotive 0.6%
Daimler Finance North America LLC(a),(b)
3-month USD LIBOR + 0.900% 02/15/2022	1.292%	385,000	373,925
Ford Motor Co.
04/21/2023	8.500%	175,000	181,616
Ford Motor Credit Co. LLC
11/02/2020	2.343%	335,000	332,278
01/15/2021	3.200%	380,000	373,806
02/01/2021	5.750%	10,000	9,997
10/12/2021	3.813%	75,000	72,962
01/09/2022	3.219%	50,000	48,052
03/28/2022	3.339%	200,000	192,710
11/01/2022	3.350%	200,000	189,802
Ford Motor Credit Co. LLC(b)
3-month USD LIBOR + 0.880% 10/12/2021	2.191%	200,000	186,463
3-month USD LIBOR + 1.080% 08/03/2022	1.636%	255,000	231,677

Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	7

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
General Motors Co.
10/01/2025	6.125%		130,000	141,701
General Motors Financial Co., Inc.
07/13/2020	3.200%		200,000	199,732
07/06/2021	3.200%		75,000	74,976
09/25/2021	4.375%		45,000	45,468
11/06/2021	4.200%		55,000	55,708
04/10/2022	3.450%		25,000	24,993
06/30/2022	3.150%		80,000	79,244
Total				2,815,110
Banking 2.4%
Banco Actinver SA/Grupo GICSA SAB de CV(a)
12/18/2032	9.500%	MXN	3,000,000	104,174
Bank of America Corp.(m)
12/20/2023	3.004%		809,000	845,249
04/29/2031	2.592%		100,000	102,896
BB&T Corp., Subordinated
03/19/2029	3.875%		125,000	137,573
Citigroup, Inc.(b)
3-month AUD BBSW + 1.550% 05/04/2021	1.645%	AUD	280,000	187,581
Citigroup, Inc.(a),(b)
3-month EURIBOR + 0.500% 03/21/2023	0.107%	EUR	190,000	208,248
Citigroup, Inc.(m)
05/15/2024	1.678%		190,000	191,419
03/31/2031	4.412%		430,000	496,821
Citigroup, Inc.(k),(m)
06/03/2031	2.572%		295,000	295,160
Citigroup, Inc.
Subordinated
07/25/2028	4.125%		250,000	273,640
Comerica, Inc.(m)
12/31/2049	5.625%		95,000	93,929
First Horizon Bank
Subordinated
05/01/2030	5.750%		255,000	256,446
Goldman Sachs Group, Inc. (The)(a)
05/15/2024	1.375%	EUR	186,000	208,975
11/01/2028	2.000%	EUR	85,000	100,561
Goldman Sachs Group, Inc. (The)(m)
06/05/2028	3.691%		95,000	104,058
Goldman Sachs Group, Inc. (The)
02/07/2030	2.600%		60,000	60,649
03/15/2030	3.800%		500,000	552,791
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
JPMorgan Chase & Co.(m)
03/13/2026	2.005%		245,000	249,838
04/22/2026	2.083%		380,000	389,383
01/29/2027	3.960%		325,000	361,836
06/01/2028	2.182%		250,000	251,730
04/22/2031	2.522%		275,000	281,376
Subordinated
05/13/2031	2.956%		200,000	206,073
JPMorgan Chase & Co.
06/15/2026	3.200%		145,000	158,022
Lloyds Banking Group PLC(m)
03/17/2023	2.858%		230,000	234,372
07/09/2025	3.870%		500,000	530,780
National Bank of Canada(a)
10/07/2022	2.150%		250,000	254,992
Nationwide Building Society(a),(m)
08/01/2024	4.363%		100,000	106,999
Popular, Inc.
09/14/2023	6.125%		320,000	322,446
Santander UK Group Holdings PLC
10/16/2020	2.875%		500,000	503,786
Santander UK PLC(a)
Subordinanted
11/07/2023	5.000%		115,000	123,391
Synovus Financial Corp.(m)
Subordinated
12/15/2025	5.750%		335,000	331,092
U.S. Bancorp
06/07/2024	0.850%	EUR	600,000	667,665
U.S. Bank NA
01/27/2025	2.800%		250,000	269,780
US Bancorp
02/05/2024	3.375%		103,000	112,237
Wells Fargo & Co.(b)
3-month AUD BBSW + 1.320% 07/27/2021	1.433%	AUD	300,000	200,683
Wells Fargo & Co.
04/27/2022	3.250%	AUD	300,000	206,810
Wells Fargo & Co.(k),(m)
06/02/2028	2.393%		160,000	161,317
Wells Fargo & Co.(m)
04/30/2041	3.068%		190,000	192,105
04/04/2051	5.013%		335,000	441,686
Zions Bancorp(m)
Junior Subordinated
12/31/2049	5.800%		49,000	43,273
Total				10,821,842

8	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.1%
Raymond James Financial, Inc.
07/15/2046	4.950%	160,000	189,035
Stifel Financial Corp.
05/15/2030	4.000%	155,000	159,112
Total			348,147
Building Materials 0.0%
Owens Corning
08/15/2029	3.950%	110,000	116,191
Cable and Satellite 1.5%
Altice Financing SA(a)
05/15/2026	7.500%	200,000	210,861
Cablevision Systems Corp.
09/15/2022	5.875%	190,000	200,556
CCO Holdings LLC/Capital Corp.(a)
02/15/2026	5.750%	85,000	88,509
05/01/2027	5.125%	335,000	351,353
06/01/2029	5.375%	123,000	132,613
03/01/2030	4.750%	145,000	151,583
08/15/2030	4.500%	371,000	384,941
05/01/2032	4.500%	75,000	77,549
Charter Communications Operating LLC/Capital
07/23/2025	4.908%	75,000	85,687
04/01/2048	5.750%	170,000	211,100
07/01/2049	5.125%	355,000	416,243
Connect Finco SARL/US LLC(a)
10/01/2026	6.750%	90,000	87,197
CSC Holdings LLC(a)
10/15/2025	10.875%	200,000	216,585
05/15/2026	5.500%	455,000	475,343
04/15/2027	5.500%	200,000	210,938
02/01/2028	5.375%	485,000	515,906
04/01/2028	7.500%	400,000	444,062
01/15/2030	5.750%	505,000	535,607
DISH DBS Corp.
07/15/2022	5.875%	160,000	164,407
Intelsat Jackson Holdings SA(a),(n)
10/15/2024	0.000%	287,000	163,443
Intelsat Jackson Holdings SA(a)
07/15/2025	9.750%	173,000	103,273
LCPR Senior Secured Financing DAC(a)
10/15/2027	6.750%	285,000	297,075
SES GLOBAL Americas Holdings GP(a)
03/25/2044	5.300%	375,000	357,212
Sirius XM Radio, Inc.(a)
05/15/2023	4.625%	130,000	130,571
07/15/2026	5.375%	125,000	129,644
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Time Warner Cable LLC
09/01/2041	5.500%		200,000	235,636
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%		215,000	226,166
Total				6,604,060
Chemicals 0.1%
Braskem Netherlands Finance BV(a)
01/10/2028	4.500%		200,000	181,666
International Flavors & Fragrances, Inc.
09/26/2048	5.000%		160,000	176,941
Total				358,607
Construction Machinery 0.1%
United Rentals North America, Inc.
01/15/2028	4.875%		135,000	139,290
07/15/2030	4.000%		150,000	146,106
Total				285,396
Consumer Cyclical Services 0.6%
Expedia Group, Inc.
08/15/2020	5.950%		40,000	40,200
02/15/2026	5.000%		215,000	219,693
02/15/2028	3.800%		250,000	230,467
IHS Markit Ltd.(a)
11/01/2022	5.000%		165,000	176,830
IHS Markit Ltd.
08/01/2028	4.750%		245,000	281,236
Match Group, Inc.(a)
08/01/2030	4.125%		150,000	147,383
Matthews International Corp.(a)
12/01/2025	5.250%		85,000	76,944
Mobile Mini, Inc.
07/01/2024	5.875%		938,000	965,281
Uber Technologies, Inc.(a)
11/01/2026	8.000%		275,000	279,155
Total				2,417,189
Consumer Products 0.3%
Avon International Operations, Inc.(a)
08/15/2022	7.875%		878,000	877,666
Natura Cosmeticos SA(a)
02/01/2023	5.375%		200,000	199,597
Walnut Bidco PLC(a)
08/01/2024	6.750%	EUR	110,000	107,453
08/01/2024	9.125%		200,000	183,398
Total				1,368,114

Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	9

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.0%
General Electric Co.
03/15/2032	6.750%	50,000	60,030
Electric 0.9%
Dominion Energy, Inc.
03/15/2025	3.300%	430,000	463,221
Duke Energy Progress LLC
12/01/2044	4.150%	425,000	513,537
ITC Holdings Corp.
11/15/2027	3.350%	150,000	160,407
NextEra Energy Capital Holdings, Inc.(b)
3-month USD LIBOR + 0.480% 05/04/2021	1.036%	520,000	520,061
NextEra Energy Capital Holdings, Inc.
09/01/2021	2.403%	250,000	255,567
NRG Energy, Inc.
01/15/2027	6.625%	265,000	282,980
NRG Energy, Inc.(a)
06/15/2029	5.250%	122,000	133,128
NSTAR Electric Co.
05/15/2027	3.200%	520,000	577,070
Southern Co. (The)
07/01/2026	3.250%	184,000	202,385
Tucson Electric Power Co.
11/15/2021	5.150%	450,000	470,883
Vistra Operations Co. LLC(a)
07/15/2024	3.550%	230,000	233,958
02/15/2027	5.625%	129,000	136,912
07/31/2027	5.000%	60,000	62,890
Total			4,012,999
Environmental 0.1%
GFL Environmental, Inc.(a)
12/15/2026	5.125%	223,000	232,912
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	225,000	222,152
Total			455,064
Finance Companies 0.5%
AerCap Ireland Capital DAC/Global Aviation Trust
05/15/2021	4.500%	250,000	242,915
12/16/2021	4.450%	250,000	237,812
07/21/2027	3.650%	30,000	25,059
01/23/2028	3.875%	75,000	62,676
Air Lease Corp.
03/01/2025	3.250%	160,000	146,549
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Avolon Holdings Funding Ltd.(a)
10/01/2023	5.125%		129,000	108,951
05/15/2024	5.250%		20,000	16,508
07/01/2024	3.950%		45,000	37,248
02/15/2025	2.875%		195,000	148,829
GE Capital Funding LLC(a)
05/15/2030	4.400%		125,000	129,627
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%		795,000	792,367
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%		80,000	70,510
03/15/2023	4.500%		60,000	50,748
02/15/2024	5.500%		225,000	193,116
Total				2,262,915
Food and Beverage 0.9%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%		35,000	40,569
Anheuser-Busch InBev Worldwide, Inc.
06/01/2050	4.500%		300,000	334,640
Bacardi Ltd.(a)
05/15/2028	4.700%		120,000	132,441
Kraft Heinz Foods Co.(a)
05/15/2027	3.875%		50,000	52,441
03/01/2031	4.250%		110,000	116,832
Kraft Heinz Foods Co. (The)
07/15/2025	3.950%		61,000	63,921
06/01/2026	3.000%		280,000	281,434
07/15/2035	5.000%		55,000	58,759
06/04/2042	5.000%		65,000	65,586
07/15/2045	5.200%		50,000	51,170
06/01/2046	4.375%		555,000	521,508
Kraft Heinz Foods Co. (The)(a)
08/01/2039	7.125%		205,000	249,949
10/01/2049	4.875%		355,000	350,890
Molson Coors Brewing Co.
07/15/2024	1.250%	EUR	200,000	209,431
NBM US Holdings, Inc.(a)
05/14/2026	7.000%		200,000	202,204
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%		150,000	156,236
Post Holdings, Inc.(a)
08/15/2026	5.000%		350,000	358,155
03/01/2027	5.750%		485,000	510,171
01/15/2028	5.625%		255,000	268,767
12/15/2029	5.500%		60,000	63,031
04/15/2030	4.625%		75,000	74,291
Total				4,162,426

10	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Gaming 0.6%
Churchill Downs, Inc.(a)
04/01/2027	5.500%		340,000	342,127
01/15/2028	4.750%		30,000	28,918
GLP Capital LP/Financing II, Inc.
06/01/2025	5.250%		130,000	130,647
04/15/2026	5.375%		230,000	231,218
06/01/2028	5.750%		80,000	80,395
01/15/2029	5.300%		130,000	124,941
01/15/2030	4.000%		15,000	13,134
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%		75,000	78,352
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%		1,430,000	1,517,632
VICI Properties LP/Note Co., Inc.(a)
12/01/2029	4.625%		85,000	84,697
08/15/2030	4.125%		170,000	162,863
Total				2,794,924
Health Care 1.9%
Advocate Health & Hospitals Corp.
06/15/2030	2.211%		150,000	151,384
Ascension Health
11/15/2029	2.532%		114,000	120,305
Banner Health
01/01/2030	2.338%		130,000	132,691
Baylor Scott & White Holdings
11/15/2026	2.650%		500,000	508,941
Becton Dickinson Euro Finance Sarl
06/04/2026	1.208%	EUR	155,000	168,969
Cigna Corp.
11/15/2025	4.125%		850,000	965,777
03/15/2030	2.400%		80,000	82,307
Cigna Corp.(a)
10/15/2027	3.050%		200,000	214,105
10/15/2047	3.875%		75,000	84,310
CVS Health Corp.
03/25/2048	5.050%		540,000	693,040
DH Europe Finance II SARL
03/18/2028	0.450%	EUR	335,000	359,699
Encompass Health Corp.
02/01/2030	4.750%		235,000	239,160
Hackensack Meridian Health, Inc.
07/01/2057	4.500%		300,000	364,965
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
HCA, Inc.
05/01/2023	4.750%		84,000	90,728
02/01/2025	5.375%		270,000	296,501
06/15/2029	4.125%		230,000	250,418
09/01/2030	3.500%		719,000	707,071
06/15/2049	5.250%		340,000	400,736
IQVIA, Inc.(a)
05/15/2027	5.000%		200,000	208,437
New York and Presbyterian Hospital (The)
08/01/2036	3.563%		390,000	402,121
Partners Healthcare System, Inc.
07/01/2060	3.342%		145,000	151,646
Rede D’or Finance Sarl(a)
01/22/2030	4.500%		200,000	167,500
Select Medical Corp.(a)
08/15/2026	6.250%		375,000	392,849
Tenet Healthcare Corp.
07/15/2024	4.625%		54,000	54,668
Tenet Healthcare Corp.(a)
01/01/2026	4.875%		325,000	333,796
11/01/2027	5.125%		160,000	166,315
Thermo Fisher Scientific, Inc.
09/12/2024	0.750%	EUR	100,000	112,028
03/01/2028	0.500%	EUR	105,000	113,896
Zimmer Biomet Holdings, Inc.(b)
3-month USD LIBOR + 0.750% 03/19/2021	1.802%		200,000	195,354
Zimmer Biomet Holdings, Inc.
03/20/2030	3.550%		165,000	174,827
Total				8,304,544
Healthcare Insurance 0.4%
Centene Corp.(a)
04/01/2025	5.250%		55,000	56,961
08/15/2026	5.375%		102,000	108,250
Centene Corp.
12/15/2029	4.625%		150,000	161,502
02/15/2030	3.375%		983,000	995,288
Humana, Inc.
10/01/2044	4.950%		65,000	84,172
Molina Healthcare, Inc.(a)
06/15/2025	4.875%		112,000	114,598
Molina Healthcare, Inc.(a),(k)
06/15/2028	4.375%		200,000	201,989
UnitedHealth Group, Inc.
08/15/2049	3.700%		100,000	118,374
05/15/2050	2.900%		100,000	104,146
Total				1,945,280

Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	11

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare REIT 0.1%
Ventas Realty LP
04/01/2027	3.850%	300,000	296,730
Home Construction 0.1%
Lennar Corp.
04/30/2024	4.500%	80,000	83,861
11/15/2024	5.875%	60,000	64,950
11/29/2027	4.750%	400,000	435,961
Total			584,772
Independent Energy 0.4%
Aker BP ASA(a)
06/15/2024	4.750%	155,000	152,945
01/15/2030	3.750%	210,000	191,878
Antero Resources Corp.
12/01/2022	5.125%	69,000	49,379
03/01/2025	5.000%	266,000	155,772
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	35,000	34,044
EOG Resources, Inc.
04/15/2030	4.375%	85,000	100,235
EQT Corp.
10/01/2027	3.900%	370,000	324,587
Gulfport Energy Corp.
05/15/2025	6.375%	21,000	10,646
Medco Oak Tree Pte Ltd.(a)
05/14/2026	7.375%	240,000	202,281
Northern Oil and Gas, Inc.(o)
05/15/2023	8.500%	338,000	278,673
Occidental Petroleum Corp.
08/15/2022	2.700%	65,000	59,762
08/15/2024	2.900%	95,000	75,183
06/15/2025	3.500%	95,000	74,115
08/15/2029	3.500%	135,000	91,732
Range Resources Corp.
05/15/2025	4.875%	85,000	71,070
Total			1,872,302
Integrated Energy 0.3%
BP Capital Markets America, Inc.
04/06/2030	3.633%	125,000	140,016
Chevron Corp.
05/11/2030	2.236%	190,000	199,183
Exxon Mobil Corp.
10/15/2030	2.610%	170,000	180,335
03/19/2040	4.227%	100,000	121,821
03/19/2050	4.327%	315,000	391,430
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Suncor Energy, Inc.
05/15/2025	3.100%	170,000	177,755
Total			1,210,540
Leisure 0.1%
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	227,000	210,404
Lodging 0.0%
Hilton Worldwide Finance LLC/Corp.
04/01/2025	4.625%	140,000	139,256
Media and Entertainment 0.9%
Cimpress NV(a)
06/15/2026	7.000%	210,000	202,342
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	365,000	289,747
08/15/2027	6.625%	560,000	337,642
Graham Holdings Co.(a)
06/01/2026	5.750%	175,000	178,853
Lions Gate Capital Holdings LLC(a)
02/01/2024	6.375%	285,000	286,898
11/01/2024	5.875%	205,000	201,173
Netflix, Inc.(a)
06/15/2025	3.625%	225,000	230,768
11/15/2029	5.375%	230,000	255,482
Nielsen Finance Co. SARL(a)
10/01/2021	5.500%	1,061,000	1,062,380
Twitter, Inc.(a)
12/15/2027	3.875%	150,000	150,000
Walt Disney Co. (The)
01/13/2031	2.650%	125,000	132,986
01/13/2051	3.600%	380,000	423,943
WMG Acquisition Corp.(a)
04/15/2026	5.500%	255,000	264,399
Total			4,016,613
Metals and Mining 0.0%
Indika Energy Capital III Pte, Ltd.(a)
11/09/2024	5.875%	200,000	170,112
Midstream 0.7%
Enbridge, Inc.
12/01/2026	4.250%	500,000	551,478
Energy Transfer Operating LP
01/15/2024	5.875%	92,000	100,381
06/01/2027	5.500%	175,000	188,357
Energy Transfer Partners LP
03/15/2045	5.150%	370,000	353,534

12	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enterprise Products Operating LLC
07/31/2029	3.125%	305,000	322,629
Kinder Morgan, Inc.
06/01/2025	4.300%	90,000	99,827
NGPL PipeCo LLC(a)
08/15/2022	4.375%	295,000	300,778
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	100,000	93,224
05/15/2030	4.800%	100,000	93,021
04/15/2040	6.875%	100,000	95,768
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	250,000	252,150
TransCanada PipeLines Ltd.
05/15/2028	4.250%	90,000	102,242
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	64,000	60,640
Williams Companies, Inc. (The)
06/24/2024	4.550%	278,000	301,615
09/15/2045	5.100%	150,000	166,142
Williams Partners LP
03/04/2024	4.300%	90,000	96,748
Total			3,178,534
Natural Gas 0.1%
NiSource, Inc.
11/17/2022	2.650%	250,000	259,529
Office REIT 0.1%
Boston Properties LP
01/30/2031	3.250%	125,000	131,037
Hudson Pacific Properties LP
11/01/2027	3.950%	160,000	160,543
SL Green Operating Partnership LP
10/15/2022	3.250%	260,000	255,557
Total			547,137
Oil Field Services 0.1%
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	43,420	41,093
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	175,000	157,459
Transocean Proteus Ltd.(a)
12/01/2024	6.250%	70,000	66,850
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	212,000	203,848
09/01/2027	6.875%	19,000	18,093
Total			487,343
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.1%
Nationstar Mortgage Holdings, Inc.(a)
01/15/2027	6.000%	255,000	235,281
Other Industry 0.3%
AECOM
10/15/2024	5.875%	210,000	224,932
03/15/2027	5.125%	415,000	443,187
Duke University
10/01/2044	2.682%	390,000	400,001
Emory University
09/01/2025	1.566%	75,000	75,838
09/01/2030	2.143%	125,000	127,587
Total			1,271,545
Other REIT 0.3%
American Campus Communities Operating Partnership LP
04/15/2023	3.750%	500,000	502,022
CyrusOne LP/Finance Corp.
11/15/2024	2.900%	155,000	156,036
11/15/2029	3.450%	565,000	561,454
ESH Hospitality, Inc.(a)
05/01/2025	5.250%	175,000	170,190
Total			1,389,702
Packaging 0.6%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	110,000	110,285
08/15/2027	5.250%	200,000	196,894
Ball Corp.
11/15/2023	4.000%	380,000	400,276
07/01/2025	5.250%	275,000	308,737
03/15/2026	4.875%	240,000	264,524
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	51,000	53,396
07/15/2027	5.625%	235,000	249,247
Crown Americas LLC/Capital Corp. IV
01/15/2023	4.500%	235,000	244,462
Crown Cork & Seal Co., Inc.
12/15/2026	7.375%	195,000	224,543
Sealed Air Corp.(a)
09/15/2025	5.500%	357,000	388,663
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	225,000	236,528
Total			2,677,555
Paper 0.1%
Graphic Packaging International LLC(a)
07/15/2027	4.750%	75,000	78,546

Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	13

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Graphic Packaging International, Inc.
11/15/2022	4.875%		150,000	154,882
Total				233,428
Pharmaceuticals 1.1%
AbbVie, Inc.(a)
11/21/2029	3.200%		125,000	135,082
03/15/2035	4.550%		110,000	128,475
11/21/2049	4.250%		590,000	677,419
AbbVie, Inc.
05/14/2046	4.450%		148,000	171,723
Allergan Funding SCS
06/01/2024	1.250%	EUR	100,000	112,895
Amgen, Inc.
05/01/2045	4.400%		60,000	73,574
Bausch Health Companies, Inc.(a)
05/15/2023	5.875%		122,000	121,319
04/15/2025	6.125%		100,000	101,757
11/01/2025	5.500%		475,000	490,713
12/15/2025	9.000%		105,000	115,042
01/30/2028	5.000%		395,000	383,239
02/15/2029	6.250%		190,000	195,269
01/30/2030	5.250%		445,000	439,940
Bayer US Finance II LLC(a)
12/15/2025	4.250%		115,000	128,622
12/15/2028	4.375%		595,000	682,797
06/25/2038	4.625%		370,000	436,944
06/25/2048	4.875%		20,000	25,437
Elanco Animal Health, Inc.
08/28/2023	4.272%		345,000	365,702
Total				4,785,949
Property & Casualty 0.5%
Aon Corp.
05/15/2030	2.800%		190,000	200,119
Berkshire Hathaway Finance Corp.
06/19/2039	2.375%	GBP	125,000	173,965
01/15/2049	4.250%		180,000	225,924
Berkshire Hathaway, Inc.(l)
03/12/2025	0.000%	EUR	215,000	234,981
Chubb INA Holdings, Inc.
12/15/2024	0.300%	EUR	180,000	195,523
Farmers Exchange Capital III(a),(m)
Subordinated
10/15/2054	5.454%		500,000	578,154
MGIC Investment Corp.
08/15/2023	5.750%		175,000	178,154
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	3.031%		450,000	443,226
Total				2,230,046
Refining 0.0%
Valero Energy Corp.
09/15/2026	3.400%		95,000	101,096
Restaurants 0.4%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%		285,000	288,629
04/15/2025	5.750%		120,000	127,516
10/15/2025	5.000%		380,000	384,719
01/15/2028	3.875%		290,000	286,498
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2024	5.000%		155,000	158,954
06/01/2026	5.250%		230,000	239,087
Yum! Brands, Inc.(a)
01/15/2030	4.750%		370,000	384,168
Total				1,869,571
Retailers 0.1%
Alimentation Couche-Tard, Inc.(a)
07/26/2022	2.700%		80,000	81,673
01/25/2050	3.800%		180,000	173,606
Rite Aid Corp.(a)
04/01/2023	6.125%		115,000	107,690
Total				362,969
Supermarkets 0.0%
Kroger Co. (The)
02/01/2047	4.450%		35,000	42,020
Supranational 0.5%
Asian Development Bank
03/09/2022	5.000%	AUD	165,000	118,583
European Financial Stability Facility(a)
05/23/2023	1.875%	EUR	270,000	321,079
10/17/2023	0.125%	EUR	250,000	283,032
European Investment Bank(a)
05/12/2022	1.500%	NOK	2,060,000	217,254
European Investment Bank(a),(b)
SOFR + 0.350% 06/29/2023	0.417%	GBP	115,000	142,233
International Bank for Reconstruction & Development
01/13/2021	2.800%	AUD	190,000	128,492
01/22/2021	3.500%	NZD	190,000	120,226
08/20/2021	7.450%	IDR	740,000,000	50,805
10/06/2021	4.625%	NZD	230,000	150,742

14	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
01/25/2022	3.375%	NZD	385,000	250,212
01/16/2025	1.900%	CAD	295,000	224,737
Nordic Investment Bank
01/24/2022	1.500%	NOK	1,000,000	104,757
Total				2,112,152
Technology 1.0%
Apple, Inc.
05/24/2025	0.875%	EUR	300,000	345,663
02/23/2026	3.250%		200,000	225,558
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%		110,000	115,860
01/15/2027	3.875%		75,000	78,772
Broadcom, Inc.(a)
04/15/2029	4.750%		233,000	255,605
11/15/2030	4.150%		195,000	204,250
Camelot Finance SA(a)
11/01/2026	4.500%		80,000	80,388
Dell International LLC/EMC Corp.(a)
10/01/2029	5.300%		350,000	378,761
07/15/2046	8.350%		220,000	278,739
Diamond 1 Finance Corp./Diamond 2 Finance Corp.(a)
06/15/2021	4.420%		105,000	106,974
Equinix, Inc.
11/18/2029	3.200%		115,000	123,169
Fidelity National Information Services, Inc.
05/21/2027	1.500%	EUR	105,000	121,093
12/03/2028	1.000%	EUR	100,000	109,968
Fiserv, Inc.
07/01/2027	1.125%	EUR	100,000	111,432
06/01/2030	2.650%		125,000	129,075
Intel Corp.
03/25/2050	4.750%		330,000	454,940
MSCI, Inc.(a)
08/01/2026	4.750%		55,000	57,602
11/15/2029	4.000%		85,000	88,979
09/01/2030	3.625%		65,000	67,020
02/15/2031	3.875%		140,000	143,663
NXP BV/Funding LLC(a)
06/15/2022	4.625%		220,000	232,012
Refinitiv US Holdings, Inc.(a)
05/15/2026	6.250%		630,000	673,322
SS&C Technologies, Inc.(a)
09/30/2027	5.500%		180,000	189,233
Total				4,572,078
Tobacco 0.2%
BAT Capital Corp.
08/15/2047	4.540%		100,000	106,147
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Reynolds American, Inc.
08/15/2045	5.850%		510,000	614,281
Total				720,428
Wireless 0.8%
American Tower Corp.
01/15/2022	2.250%		200,000	204,390
05/22/2026	1.950%	EUR	100,000	115,042
Crown Castle International Corp.
02/15/2028	3.800%		185,000	204,912
SBA Communications Corp.(a)
02/15/2027	3.875%		435,000	442,469
SBA Tower Trust(a)
01/15/2025	2.836%		109,000	110,511
Sprint Corp.
09/15/2023	7.875%		193,000	218,747
Sprint Spectrum Co. I/II/III LLC(a)
09/20/2021	3.360%		233,250	234,428
03/20/2025	4.738%		345,000	365,995
T-Mobile U.S.A., Inc.
03/01/2023	6.000%		4,000	4,044
01/15/2024	6.500%		41,000	41,987
04/15/2024	6.000%		133,000	135,693
01/15/2026	6.500%		135,000	142,601
02/01/2026	4.500%		204,000	209,583
02/01/2028	4.750%		118,000	125,339
T-Mobile U.S.A., Inc.(a)
04/15/2027	3.750%		120,000	129,750
04/15/2030	3.875%		88,000	95,472
04/15/2040	4.375%		175,000	194,107
Vodafone Group PLC
05/30/2048	5.250%		230,000	298,284
06/19/2049	4.875%		90,000	110,884
09/17/2050	4.250%		75,000	86,222
Total				3,470,460
Wirelines 0.9%
AT&T, Inc.
05/15/2035	4.500%		35,000	40,132
03/01/2037	5.250%		45,000	54,783
08/15/2037	4.900%		100,000	117,284
06/15/2044	4.800%		700,000	813,356
05/15/2046	4.750%		40,000	46,332
C&W Senior Financing DAC(a)
09/15/2027	6.875%		200,000	198,055
Cincinnati Bell, Inc.(a)
07/15/2024	7.000%		1,211,000	1,255,286
GCI LLC(a)
06/15/2024	6.625%		350,000	366,996

Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	15

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
HC2 Holdings, Inc.(a)
12/01/2021	11.500%		106,000	95,938
Koninklijke KPN NV
10/01/2030	8.375%		75,000	108,002
Level 3 Financing, Inc.
02/01/2023	5.625%		100,000	100,052
01/15/2024	5.375%		45,000	45,595
05/01/2025	5.375%		95,000	97,622
Level 3 Financing, Inc.(a)
09/15/2027	4.625%		78,000	79,876
Qwest Corp.
12/01/2021	6.750%		90,000	94,662
Verizon Communications, Inc.
09/21/2028	4.329%		273,000	325,306
12/03/2029	4.016%		195,000	229,561
Total				4,068,838
Total Corporate Bonds & Notes (Cost $93,306,885)				94,329,688

Foreign Government Obligations(j),(p) 5.6%

Australia 0.0%
New South Wales Treasury Corp.(a)
04/08/2021	4.000%	AUD	125,000	85,872
Austria 0.1%
Republic of Austria Government Bond(a)
02/20/2029	0.500%	EUR	220,000	258,815
Azerbaijan 0.1%
Southern Gas Corridor CJSC(a)
03/24/2026	6.875%		200,000	230,037
Brazil 0.0%
Petrobras Global Finance BV
01/27/2028	5.999%		50,000	50,771
Canada 0.4%
Canada Housing Trust No. 1(a)
06/15/2023	2.350%	CAD	275,000	210,673
Canadian Government Bond
03/01/2024	2.250%	CAD	548,000	426,384
09/01/2024	1.500%	CAD	190,000	144,580
Province of Alberta
12/01/2023	3.400%	CAD	120,000	94,912
Province of Ontario
06/02/2028	2.900%	CAD	245,000	199,494
06/02/2045	3.450%	CAD	215,000	194,515
Foreign Government Obligations(j),(p) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Province of Quebec
09/01/2023	3.000%	CAD	325,000	253,619
09/01/2024	3.750%	CAD	285,000	232,161
Total				1,756,338
Chile 0.1%
Corporación Nacional del Cobre de Chile(a)
08/01/2027	3.625%		300,000	319,409
Colombia 0.1%
Colombia Government International Bond
04/25/2027	3.875%		200,000	212,418
06/15/2045	5.000%		200,000	227,526
Total				439,944
Dominican Republic 0.1%
Dominican Republic International Bond(a)
07/19/2028	6.000%		150,000	145,477
01/30/2030	4.500%		200,000	175,083
Total				320,560
Finland 0.1%
Finland Government Bond(a)
09/15/2028	0.500%	EUR	215,000	253,347
Germany 0.1%
Kreditanstalt fuer Wiederaufbau
08/20/2020	6.000%	AUD	310,000	209,174
08/15/2023	2.125%	EUR	280,000	337,070
Total				546,244
Greece 0.0%
Hellenic Republic Government Bond(a)
04/22/2027	2.000%	EUR	151,000	174,888
India 0.1%
Indian Railway Finance Corp., Ltd.(a)
02/13/2030	3.249%		200,000	199,551
NTPC Ltd.(a)
05/03/2022	7.250%	INR	20,000,000	262,811
Total				462,362
Indonesia 1.0%
Indonesia Government International Bond(a)
06/14/2023	2.625%	EUR	225,000	256,005
07/18/2024	2.150%	EUR	200,000	225,340
Indonesia Government International Bond
10/15/2030	3.850%		200,000	220,969
04/15/2070	4.450%		200,000	224,219

16	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
Foreign Government Obligations(j),(p) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Indonesia Treasury Bond
05/15/2023	5.625%	IDR	289,000,000	19,379
03/15/2024	8.375%	IDR	2,201,000,000	158,806
06/15/2025	6.500%	IDR	1,882,000,000	127,220
09/15/2026	8.375%	IDR	1,782,000,000	130,532
05/15/2027	7.000%	IDR	2,047,000,000	139,212
05/15/2028	6.125%	IDR	2,189,000,000	139,967
03/15/2029	9.000%	IDR	1,012,000,000	75,913
05/15/2029	8.250%	IDR	1,034,000,000	74,775
09/15/2030	7.000%	IDR	2,025,000,000	135,485
05/15/2031	8.750%	IDR	2,700,000,000	198,774
08/15/2032	7.500%	IDR	340,000,000	22,518
05/15/2033	6.625%	IDR	509,000,000	31,305
06/15/2035	7.500%	IDR	1,095,000,000	72,880
05/15/2038	7.500%	IDR	1,751,000,000	115,520
Perusahaan Penerbit SBSN Indonesia III(a)
03/29/2027	4.150%		270,000	293,246
PT Indonesia Asahan Aluminium Persero(a)
05/15/2025	4.750%		220,000	229,101
11/15/2028	6.530%		400,000	452,496
PT Jasa Marga Persero Tbk(a)
12/11/2020	7.500%	IDR	2,000,000,000	130,648
PT Pelabuhan Indonesia II(a)
05/05/2025	4.250%		225,000	228,605
PT Pertamina Persero(a)
05/20/2023	4.300%		270,000	282,363
08/25/2030	3.100%		200,000	197,996
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%		280,000	288,610
Total				4,471,884
Ireland 0.1%
Ireland Government Bond(a)
03/20/2023	3.900%	EUR	250,000	310,978
03/18/2024	3.400%	EUR	180,000	228,263
Total				539,241
Israel 0.0%
Israel Electric Corp., Ltd.(a)
11/12/2024	5.000%		200,000	221,113
Japan 0.2%
Japan Government 5-Year Bond
12/20/2023	0.100%	JPY	94,800,000	887,043
Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		215,000	241,072
Foreign Government Obligations(j),(p) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Malaysia 0.3%
Malaysia Government Bond
07/15/2021	4.160%	MYR	975,000	229,461
09/30/2024	4.059%	MYR	975,000	238,877
03/14/2025	3.882%	MYR	545,000	133,144
11/16/2027	3.899%	MYR	650,000	161,317
06/15/2028	3.733%	MYR	375,000	92,093
04/15/2033	3.844%	MYR	1,223,000	299,161
07/05/2034	3.828%	MYR	400,000	98,896
Total				1,252,949
Mauritius 0.0%
Greenko Solar Mauritius Ltd.(a)
01/29/2025	5.550%		200,000	190,531
Mexico 0.2%
Banco Nacional de Comercio Exterior SNC(a),(m)
Subordinated
08/11/2026	3.800%		200,000	193,171
Mexico Government International Bond
05/29/2031	7.750%	MXN	3,130,000	156,645
Petroleos Mexicanos(a)
01/28/2031	5.950%		100,000	80,602
01/23/2050	7.690%		405,000	334,792
01/28/2060	6.950%		70,000	53,736
Petroleos Mexicanos
06/15/2035	6.625%		115,000	92,718
09/21/2047	6.750%		185,000	142,406
Total				1,054,070
Netherlands 0.3%
BNG Bank NV(a)
06/07/2024	0.250%	EUR	155,000	175,328
Petrobras Global Finance BV
02/01/2029	5.750%		100,000	100,332
03/19/2049	6.900%		235,000	233,979
Petrobras Global Finance BV(a)
01/15/2030	5.093%		702,000	673,610
Total				1,183,249
Norway 0.3%
Nordea Eiendomskreditt AS(b)
3-month NIBOR + 0.300% 06/21/2023	1.670%	NOK	2,000,000	205,868
3-month NIBOR + 0.340% 06/19/2024	1.660%	NOK	2,000,000	205,694
Norway Government Bond(a)
05/25/2021	3.750%	NOK	3,730,000	397,092
05/24/2023	2.000%	NOK	3,675,000	398,510
Total				1,207,164

Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	17

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
Foreign Government Obligations(j),(p) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Panama 0.0%
Panama Government International Bond
01/23/2030	3.160%		200,000	212,112
Paraguay 0.0%
Paraguay Government International Bond(a)
03/27/2027	4.700%		200,000	214,237
Peru 0.2%
Corporación Financiera de Desarrollo SA(a)
07/15/2025	4.750%		220,000	236,987
Peruvian Government International Bond
06/20/2030	2.844%		265,000	280,839
Petroleos del Peru SA(a)
06/19/2047	5.625%		215,000	244,719
Total				762,545
Philippines 0.1%
Philippine Government International Bond
01/15/2021	4.950%	PHP	12,000,000	237,609
05/17/2027	0.875%	EUR	305,000	326,312
Total				563,921
Portugal 0.3%
Portugal Government International Bond(a)
10/15/2024	5.125%		375,000	434,559
Portugal Obrigacoes do Tesouro OT(a)
04/15/2021	3.850%	EUR	295,000	339,972
10/15/2025	2.875%	EUR	125,000	160,280
10/17/2028	2.125%	EUR	340,000	433,065
Total				1,367,876
Qatar 0.2%
Qatar Government International Bond(a)
03/14/2029	4.000%		225,000	254,261
06/02/2046	4.625%		433,000	536,935
Total				791,196
Russian Federation 0.1%
Russian Foreign Bond - Eurobond(a)
03/21/2029	4.375%		200,000	231,529
Saudi Arabia 0.2%
Saudi Arabian Oil Co.(a)
04/16/2029	3.500%		245,000	262,091
04/16/2049	4.375%		200,000	221,090
Foreign Government Obligations(j),(p) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Saudi Government International Bond(a)
10/22/2025	2.900%		200,000	208,886
03/04/2028	3.625%		200,000	215,767
01/21/2055	3.750%		200,000	198,684
Total				1,106,518
Singapore 0.2%
BOC Aviation Ltd.(a)
09/18/2022	2.750%		200,000	200,406
Singapore Government Bond
09/01/2020	3.250%	SGD	185,000	131,950
04/01/2022	1.750%	SGD	425,000	309,159
03/01/2050	1.875%	SGD	508,000	424,642
Total				1,066,157
South Africa 0.1%
Republic of South Africa Government International Bond
10/12/2028	4.300%		300,000	270,094
Sweden 0.1%
Sweden Government International Bond(a)
04/24/2023	0.125%	EUR	380,000	428,253
Turkey 0.1%
Turkey Government International Bond
03/23/2023	3.250%		240,000	223,958
United Arab Emirates 0.2%
Abu Dhabi Government International Bond(a)
04/16/2025	2.500%		200,000	207,998
09/30/2029	2.500%		200,000	206,255
04/16/2030	3.125%		200,000	215,222
DP World Crescent Ltd.(a)
09/26/2028	4.848%		200,000	206,297
Total				835,772
United Kingdom 0.1%
United Kingdom Gilt(a)
09/07/2020	3.750%	GBP	215,000	268,179
07/22/2022	0.500%	GBP	195,000	243,658
Total				511,837
Uruguay 0.0%
Uruguay Government International Bond
10/27/2027	4.375%		51,247	57,387
01/23/2031	4.375%		125,000	142,499
Total				199,886
Total Foreign Government Obligations (Cost $25,421,046)				24,932,794

18	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
Inflation-Indexed Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.1%
U.S. Treasury Inflation-Indexed Bond
01/15/2030	0.125%	471,584	499,855
Total Inflation-Indexed Bonds (Cost $503,866)			499,855

Municipal Bonds 1.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.1%
County of Miami-Dade Florida Aviation
Refunding Revenue Bonds
Aviation
Series 2019E
10/01/2031	2.599%	50,000	44,993
San Francisco City & County Airport Commission - San Francisco International Airport(q)
Revenue Bonds
Series 2019A
05/01/2049	5.000%	260,000	301,330
Total			346,323
Higher Education 0.1%
Indiana University
Taxable Refunding Revenue Bonds
Series 2020B
06/01/2060	3.067%	120,000	122,443
University of Missouri
Refunding Revenue Bonds
Taxable Systems Facilities
Series 2020
11/01/2027	2.012%	135,000	139,342
University of Texas System (The)
Refunding Revenue Bonds
Taxable
Series 2020B
08/15/2049	2.439%	145,000	145,197
Total			406,982
Hospital 0.1%
Regents of the University of California Medical Center
Taxable Revenue Bonds
Series 2020N
05/15/2060	3.256%	390,000	388,007
Local General Obligation 0.2%
City of New York
Unlimited General Obligation Bonds
Series 2018J
08/01/2029	3.700%	70,000	74,462
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles Unified School District
Unlimited General Obligation Bonds
Build America Bonds -Taxable
Series 2009
07/01/2029	5.755%	250,000	311,925
Richland County School District No. 1
Unlimited General Obligation Refunding Bonds
Taxable
Series 2020B
03/01/2028	1.780%	140,000	141,802
03/01/2029	1.870%	95,000	96,199
San Dieguito Union High School District
Unlimited General Obligation Refunding Bonds
Taxable
Series 2020
08/01/2028	2.032%	60,000	61,207
San Mateo Foster City School District
Unlimited General Obligation Refunding Bonds
Taxable
Series 2020
08/01/2037	2.731%	25,000	25,573
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Taxable
Series 2020
08/01/2029	2.392%	45,000	45,932
08/01/2030	2.422%	65,000	66,108
Total			823,208
Prepaid Gas 0.0%
New Mexico Municipal Energy Acquisition Authority
Refunding Revenue Bonds
Series 2019
11/01/2039	5.000%	60,000	69,820
Sales Tax 0.1%
Santa Clara Valley Transportation Authority
Revenue Bonds
Build America Bonds
Series 2010
04/01/2032	5.876%	250,000	315,877
Special Non Property Tax 0.1%
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2017B-1
08/01/2038	4.000%	200,000	224,548
Qualified School Construction Bonds
Subordinated Series 2010
08/01/2027	5.008%	25,000	30,268

Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	19

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Taxable-Future Tax Secured
Subordinated Series 2020
05/01/2031	2.450%	65,000	65,492
05/01/2032	2.550%	70,000	70,269
Scottsdale Municipal Property Corp.
Revenue Bonds
Taxable - Stadium Improvements Project
Series 2019B
07/01/2039	2.900%	60,000	59,890
Total			450,467
Special Property Tax 0.0%
Arizona Department of Transportation State Highway Fund
Refunding Revenue Bonds
Taxable
Series 2020
07/01/2025	2.058%	90,000	92,541
State General Obligation 0.0%
Commonwealth of Massachusetts
Unlimited General Obligation Bonds
Series 2020C
03/01/2048	3.000%	155,000	165,283
Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Build America Bonds
Series 2010
11/15/2031	6.548%	250,000	305,520
Water & Sewer 0.2%
City of Sacramento Water
Refunding Revenue Bonds
Taxable
Series 2020
09/01/2027	2.103%	55,000	56,926
09/01/2033	2.647%	35,000	36,624
Great Lakes Water Authority Water Supply
Refunding Revenue Bonds
Taxable Senior Lien
Series 2020C
07/01/2027	2.187%	65,000	66,507
Metropolitan Water District of Southern California
Revenue Bonds
Build America Bonds
Subordinated Series 2010
07/01/2040	6.947%	400,000	401,688
New York City Water & Sewer System
Revenue Bonds
2nd General Resolution
Subordinated Series 2020
06/15/2050	3.000%	220,000	226,628
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Diego Public Facilities Financing Authority
Refunding Revenue Bonds
Taxable
Series 2020B
08/01/2028	2.053%	50,000	50,971
08/01/2029	2.133%	60,000	61,313
Total			900,657
Total Municipal Bonds (Cost $4,174,834)			4,264,685

Preferred Debt 0.0%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.0%
Wells Fargo & Co.(m)
12/31/2049	5.850%	8,485	212,973
Total Preferred Debt (Cost $230,368)			212,973

Preferred Stocks 0.2%
Issuer		Shares	Value ($)
Financials 0.2%
Banks 0.2%
U.S. Bancorp(m)	3.500%	480	373,073
U.S. Bancorp	5.500%	8,300	226,839
Valley National Bancorp(m)	5.500%	6,350	143,383
Total			743,295
Total Financials			743,295
Total Preferred Stocks (Cost $812,639)			743,295

Residential Mortgage-Backed Securities - Agency 1.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
CMO Series 4638 Class UF
1-month USD LIBOR + 1.000% Floor 1.000%, Cap 6.000% 09/15/2044	1.370%	422,313	422,787
Federal National Mortgage Association(b)
CMO Series 2013-5 Class GF
1-month USD LIBOR + 1.100% Floor 1.100%, Cap 5.000% 10/25/2042	1.268%	571,265	571,849
Government National Mortgage Association(d)
CMO Series 2017-136 Class IO
09/20/2047	5.000%	1,652,239	255,344

20	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-63 Class IO
09/20/2047	4.000%	2,027,918	257,340
Uniform Mortgage-Backed Security TBA(k)
07/18/2034	2.500%	4,875,000	5,093,340
Total Residential Mortgage-Backed Securities - Agency (Cost $6,776,148)			6,600,660

Residential Mortgage-Backed Securities - Non-Agency 6.5%

Adjustable Rate Mortgage Trust(b)
CMO Series 2005-9 Class 5A3
1-month USD LIBOR + 0.640% Floor 0.640%, Cap 11.000% 11/25/2035	0.808%	366,397	351,569
Alternative Loan Trust(c)
CMO Series 2005-43 Class 1A
10/25/2035	3.597%	352,090	324,413
American Home Mortgage Investment Trust(b)
CMO Series 2005-1 Class 6A
6-month USD LIBOR + 2.000% Floor 2.000% 06/25/2045	2.515%	330,288	326,554
Arroyo Mortgage Trust(a),(c)
CMO Series 2019-1 Class A1
01/25/2049	3.805%	189,394	191,491
CMO Series 2019-2 Class A1
04/25/2049	3.347%	276,542	275,899
CMO Series 2019-3 Class A1
10/25/2048	2.962%	154,968	152,767
Asset-Backed Securities Corp. Home Equity Loan Trust(b)
CMO Series 2004-HE6 Class M1
1-month USD LIBOR + 0.945% Floor 0.945% 09/25/2034	1.113%	351,722	344,814
Banc of America Funding Trust(b)
CMO Series 2006-G Class 2A1
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 10.500% 07/20/2036	0.611%	252,926	249,494
Banc of America Funding Trust(a),(c)
CMO Series 2016-R1 Class A1
03/25/2040	2.500%	215,774	215,745
Subordinated CMO Series 2014-R6 Class 2A13
07/26/2036	0.747%	925,000	874,250
BCAP LLC Trust(a),(b)
CMO Series 2014-RR2 Class 6A1
1-month USD LIBOR + 0.240% Floor 0.240% 10/26/2036	0.727%	275,433	272,244
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-RR5 Class 1A4
1-month USD LIBOR + 0.225% Floor 0.220%, Cap 14.000% 01/26/2036	0.937%	849,000	827,926
Bear Stearns Alt-A Trust(b)
CMO Series 2004-6 Class M1
1-month USD LIBOR + 0.825% Floor 0.825%, Cap 11.500% 07/25/2034	0.993%	788,770	759,124
Bear Stearns Mortgage Funding Trust(b)
CMO Series 2006-AR3 Class 1A1
1-month USD LIBOR + 0.180% Floor 0.180%, Cap 10.500% 10/25/2036	0.348%	601,687	529,606
CMO Series 2006-AR4 Class A1
1-month USD LIBOR + 0.210% Floor 0.210%, Cap 10.500% 12/25/2036	0.378%	717,797	631,490
CMO Series 2007-AR3 Class 21A1
1-month USD LIBOR + 0.150% Floor 0.150%, Cap 10.500% 04/25/2037	0.318%	636,455	586,546
Centex Home Equity Loan Trust(b)
CMO Series 2005-A Class M1
1-month USD LIBOR + 0.720% Floor 0.480% 01/25/2035	0.888%	523,672	501,326
CIM Trust(a),(c)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	619,482	629,777
Citigroup Mortgage Loan Trust, Inc.(c)
CMO Series 2006-AR2 Class 1A1
03/25/2036	3.940%	369,057	316,581
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2006-HE1 Class M3
1-month USD LIBOR + 0.360% Floor 0.360% 01/25/2036	0.708%	548,629	544,618
Countrywide Asset-Backed Certificates(b)
CMO Series 2004-AB2 Class M2
1-month USD LIBOR + 0.855% Floor 0.855% 05/25/2036	1.023%	354,932	352,730
CMO Series 2007-13 Class 2A1
1-month USD LIBOR + 0.900% Floor 0.900% 10/25/2047	1.068%	220,995	203,448
CMO Series 2007-13 Class 2A2
1-month USD LIBOR + 0.800% Floor 0.800% 10/25/2047	0.968%	439,312	401,844

Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	21

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Trust(a)
CMO Series 2015-2R Class 1A1
08/27/2037	3.000%	278,940	279,493
CMO Series 20154R Class 5A1
10/27/2036	3.000%	215,085	214,716
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2019-NQM1 Class A1
10/25/2059	2.656%	133,120	134,276
CSMC Trust(a),(c)
CMO Series 2011-5R Class 6A9
11/27/2037	3.811%	394,508	392,497
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2005-14 Class M2
1-month USD LIBOR + 0.470% Floor 0.470% 04/25/2036	0.873%	880,000	855,338
CMO Series 2005-17 Class MV1
1-month USD LIBOR + 0.460% Floor 0.460% 05/25/2036	0.628%	850,000	809,361
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 2017-C03 Class 1M1
1-month USD LIBOR + 0.950% 10/25/2029	1.118%	120,680	120,420
First Franklin Mortgage Loan Trust(b)
CMO Series 2004-FF11 Class M3
1-month USD LIBOR + 0.900% Floor 0.900% 01/25/2035	1.068%	747,906	739,694
CMO Series 2006-FF4 Class A3
1-month USD LIBOR + 0.280% Floor 0.280% 03/25/2036	0.560%	596,965	581,546
First Horizon Mortgage Pass-Through Trust(c)
CMO Series 2005-AR4 Class 2A1
10/25/2035	4.053%	337,860	316,315
First NLC Trust(b)
CMO Series 2005-4 Class A4
1-month USD LIBOR + 0.390% Floor 0.390%, Cap 14.000% 02/25/2036	0.948%	627,549	598,886
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2017-DNA2 Class M1
1-month USD LIBOR + 1.200% 10/25/2029	1.368%	79,387	79,336
CMO Series 2017-DNA3 Class M1
1-month USD LIBOR + 0.750% 03/25/2030	0.918%	130,659	129,563
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GE-WMC Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-1 Class M1
1-month USD LIBOR + 0.660% Floor 0.660% 10/25/2035	0.828%	605,730	591,311
GMACM Mortgage Loan Trust(c)
CMO Series 2006-AR1 Class 1A1
04/19/2036	3.751%	656,726	549,506
GSAA Home Equity Trust(b)
CMO Series 2005-MTR1 Class A4
1-month USD LIBOR + 0.370% Floor 0.370% 10/25/2035	0.908%	47,885	46,460
GSAMP Trust(b)
CMO Series 2005-WMC3 Class A2C
1-month USD LIBOR + 0.330% Floor 0.330% 12/25/2035	0.828%	810,000	724,403
CMO Series 2006-HE7 Class A2D
1-month USD LIBOR + 0.230% Floor 0.230% 10/25/2046	0.398%	644,991	625,192
HarborView Mortgage Loan Trust(b)
CMO Series 2007-6 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 10.500% 08/19/2037	0.372%	738,190	603,074
Home Equity Mortgage Loan Asset-Backed Trust(b)
CMO Series 2005-D Class AII4
1-month USD LIBOR + 0.350% Floor 0.350% 03/25/2036	0.868%	404,965	398,529
Impac CMB Trust(b)
CMO Series 2004-8 Class 2A1 (FGIC)
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 11.000% 10/25/2034	0.868%	651,305	627,700
JPMorgan Alternative Loan Trust(b)
CMO Series 2007-S1 Class A2
1-month USD LIBOR + 0.340% Floor 0.340%, Cap 11.500% 04/25/2047	0.508%	354,277	321,833
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month USD LIBOR + 0.390% Floor 0.390% 05/25/2035	0.558%	600,000	583,815
CMO Series 2007-HE1 Class AV4
1-month USD LIBOR + 0.280% Floor 0.280% 03/25/2047	0.448%	1,103,000	859,942

22	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lehman XS Trust(b)
CMO Series 2007-16N Class 2A2
1-month USD LIBOR + 0.850% Floor 0.850% 09/25/2047	1.337%	642,136	574,767
Mill City Mortgage Loan Trust(a)
CMO Series 2018-3 Class A1
08/25/2058	3.500%	302,293	311,595
Nomura Resecuritization Trust(a),(c)
CMO Series 2014-3R Class 3A9
11/26/2035	1.007%	375,434	371,068
Nomura Resecuritization Trust(a),(b)
CMO Series 2014-6R Class 2A1
1-month USD LIBOR + 0.160% Floor 0.160% 03/26/2037	4.858%	149,804	148,087
Option One Mortgage Loan Trust(b)
CMO Series 2005-2 Class M1
1-month USD LIBOR + 0.660% Floor 0.660% 05/25/2035	0.828%	338,774	335,176
RALI Series Trust(b)
CMO Series 2006-QA6 Class A3
1-month USD LIBOR + 0.190% Floor 0.190% 07/25/2036	0.548%	566,767	486,153
CMO Series 2007-QH6 Class A1
1-month USD LIBOR + 0.190% Floor 0.190% 07/25/2037	0.358%	535,426	470,233
RAMP Trust(b)
CMO Series 2005-RS4 Class M4
1-month USD LIBOR + 0.640% Floor 0.640% 04/25/2035	1.128%	569,382	559,849
CMO Series 2005-RZ3 Class M3
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 11.000% 09/25/2035	0.993%	850,000	839,609
Soundview Home Loan Trust(b)
CMO Series 2006-OPT5 Class 1A1
1-month USD LIBOR + 0.140% Floor 0.140% 07/25/2036	0.308%	658,471	621,779
Stanwich Mortgage(a),(c)
CMO Series 2019-RPL1 Class A
03/15/2049	3.720%	673,544	639,286
Structured Adjustable Rate Mortgage Loan Trust(b)
CMO Series 2005-19XS Class 2A1
1-month USD LIBOR + 0.300% Floor 0.300% 10/25/2035	0.787%	486,906	474,546
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2007-4 Class 1A2
1-month USD LIBOR + 0.220% Floor 0.220% 05/25/2037	0.608%	630,491	576,641
Structured Asset Investment Loan Trust(b)
CMO Series 2004-6 Class A3
1-month USD LIBOR + 0.800% Floor 0.800% 07/25/2034	0.968%	600,481	568,042
Towd Point Mortgage Trust(a),(b)
CMO Series 2017-5 Class A1
1-month USD LIBOR + 0.600% 02/25/2057	0.768%	363,080	356,884
Towd Point Mortgage Trust(a),(c)
CMO Series 2018-3 Class A1
05/25/2058	3.750%	110,248	115,696
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust(b)
CMO Series 2006-AR2 Class A1A
1-year MTA + 0.940% Floor 0.940% 04/25/2046	2.444%	356,316	300,354
Wells Fargo Alternative Loan Trust(b)
CMO Series 2005-2 Class M1
1-month USD LIBOR + 0.675% Floor 0.675% 10/25/2035	0.843%	145,760	146,113
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $29,590,840)			28,943,340

Treasury Bills 6.8%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 6.8%
U.S. Treasury Bills
07/23/2020	0.100%	1,002,000	1,001,854
07/30/2020	0.130%	4,300,000	4,299,058
08/06/2020	0.130%	2,734,000	2,733,352
08/13/2020	0.120%	2,132,000	2,131,460
08/20/2020	0.140%	171,000	170,947
08/27/2020	0.130%	2,354,000	2,353,225
09/03/2020	0.150%	1,519,000	1,518,409
09/17/2020	0.150%	200,000	199,906
09/24/2020	0.160%	184,000	183,906
10/01/2020	0.160%	1,325,000	1,324,287
10/20/2020	0.150%	7,370,000	7,365,651
10/22/2020	0.160%	4,190,000	4,187,403
10/27/2020	0.160%	355,000	354,768
11/12/2020	0.150%	420,000	419,705

Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	23

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
Treasury Bills (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
U.S. Treasury Bills(f)
09/10/2020	0.150%	2,114,000	2,113,094
Total			30,357,025
Total Treasury Bills (Cost $30,319,210)			30,357,025

U.S. Treasury Obligations 1.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/28/2022	1.125%	225,000	228,762
01/31/2024	2.500%	350,000	378,957
02/29/2024	2.375%	465,000	502,055
04/30/2026	2.375%	190,000	211,791
11/15/2026	2.000%	440,000	483,140
02/15/2029	2.625%	230,000	269,855
05/15/2029	2.375%	895,000	1,033,865
02/15/2038	4.375%	905,000	1,407,558
11/15/2042	2.750%	1,090,000	1,393,326
02/15/2043	3.125%	507,400	687,606
02/15/2049	3.000%	1,110,000	1,533,708
02/15/2050	2.000%	180,000	206,550
Total U.S. Treasury Obligations (Cost $6,807,956)			8,337,173

Warrants 0.0%
Issuer	Shares	Value ($)
Information Technology 0.0%
Software 0.0%
Avaya Holdings Corp.(e),(h),(i)	1,445	564
Total Information Technology		564
Total Warrants (Cost $—)		564

Options Purchased Calls 0.0%
Value ($)
(Cost $1,967)	7,280

Money Market Funds 27.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(r),(s)	121,813,475	121,825,657
Total Money Market Funds (Cost $121,818,307)		121,825,657
Total Investments in Securities (Cost $432,717,658)		431,386,358

Investments in Securities Sold Short

Common Stocks (4.2)%
Issuer	Shares	Value ($)
Communication Services (0.1)%
Diversified Telecommunication Services (0.1)%
Cincinnati Bell, Inc.(e)	(16,349)	(240,821)
Total Communication Services		(240,821)
Consumer Discretionary (1.4)%
Auto Components (0.6)%
BorgWarner, Inc.	(84,698)	(2,723,041)
Hotels, Restaurants & Leisure (0.8)%
Eldorado Resorts, Inc.(e)	(58,868)	(2,087,459)
Flutter Entertainment PLC	(10,531)	(1,339,772)
Total		(3,427,231)
Total Consumer Discretionary		(6,150,272)
Financials (2.4)%
Capital Markets (1.7)%
Charles Schwab Corp. (The)	(158,307)	(5,684,804)
Morgan Stanley	(45,505)	(2,011,321)
Total		(7,696,125)
Insurance (0.7)%
Aon PLC, Class A	(14,985)	(2,951,296)
Total Financials		(10,647,421)
Industrials (0.2)%
Commercial Services & Supplies (0.2)%
Advanced Disposal Services, Inc.(e)	(25,588)	(797,834)
Total Industrials		(797,834)
Information Technology (0.1)%
Communications Equipment (0.0)%
Comtech Telecommunications Corp.	(12,167)	(216,694)
Semiconductors & Semiconductor Equipment (0.1)%
Adesto Technologies Corp.(e)	(37,313)	(450,368)
Total Information Technology		(667,062)
Total Common Stocks (Proceeds $18,343,095)		(18,503,410)

24	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
Exchange-Traded Equity Funds (0.0)%
Issuer	Shares	Value ($)
Financials (0.0)%
Diversified Financial Services (0.0)%
Consumer Discretionary Select Sector SPDR Fund	(415)	(51,539)
iShares Russell Mid-Cap Growth ETF	(180)	(27,832)
VanEck Vectors Semiconductor ETF	(220)	(31,026)
Total		(110,397)
Total Financials		(110,397)
Real Estate (0.0)%
Equity Real Estate Investment Trusts (REITS) (0.0)%
iShares U.S. Real Estate ETF	(774)	(59,923)
Total Real Estate		(59,923)
Total Exchange-Traded Equity Funds (Proceeds $155,699)		(170,320)
Total Investments in Securities Sold Short (Proceeds $18,498,794)		(18,673,730)
Total Investments in Securities, Net of Securities Sold Short		412,712,628
Other Assets & Liabilities, Net		30,931,989
Net Assets		443,644,617
At May 31, 2020, securities and/or cash totaling $48,006,535 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,201,985 AUD	811,113 USD	ANZ Securities	06/17/2020	9,918	—
557,749 AUD	359,126 USD	ANZ Securities	06/17/2020	—	(12,647)
1,119,893 CAD	1,250,000 AUD	ANZ Securities	06/17/2020	19,818	—
782,096 CAD	925,000 NZD	ANZ Securities	06/17/2020	6,118	—
1,485,000 NZD	1,253,857 CAD	ANZ Securities	06/17/2020	—	(11,074)
1,290,505 NZD	831,208 USD	ANZ Securities	06/17/2020	30,178	—
480,121 SGD	336,434 USD	ANZ Securities	06/17/2020	—	(3,417)
645,500 USD	70,128,411 JPY	ANZ Securities	06/17/2020	4,913	—
173,260 USD	300,000 NZD	ANZ Securities	06/17/2020	12,953	—
939,469 USD	1,291,993 SGD	ANZ Securities	06/17/2020	—	(24,939)
53,966 USD	50,000 EUR	Barclays	06/17/2020	1,553	—
40,715 EUR	44,499 USD	BNY Capital Markets	06/17/2020	—	(710)
600,000 USD	854,016 CAD	BNY Capital Markets	06/17/2020	20,275	—
2,507,948 CAD	1,644,723 EUR	CIBC	06/17/2020	4,753	—
2,237,064 CAD	1,290,000 GBP	CIBC	06/17/2020	—	(31,528)
279,676 CAD	2,041,690 NOK	CIBC	06/17/2020	6,931	—
545,793 CAD	645,000 NZD	CIBC	06/17/2020	3,947	—
7,027,887 CAD	4,996,667 USD	CIBC	06/17/2020	—	(107,712)
295,000 EUR	3,190,664 NOK	CIBC	06/17/2020	708	—
320,000 GBP	572,696 CAD	CIBC	06/17/2020	20,724	—
386,835 USD	550,737 CAD	CIBC	06/17/2020	13,167	—
252,944 USD	334,828 CAD	CIBC	06/17/2020	—	(9,757)
Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	25

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
291,938 USD	31,776,583 JPY	CIBC	06/17/2020	2,777	—
28,089 USD	40,000 SGD	CIBC	06/17/2020	225	—
4,872,000 AUD	2,969,032 USD	Citi	06/17/2020	—	(278,447)
8,879,000 BRL	1,938,076 USD	Citi	06/17/2020	275,534	—
482,000 BRL	87,209 USD	Citi	06/17/2020	—	(3,043)
426,970 CAD	280,000 EUR	Citi	06/17/2020	799	—
1,683,935 CAD	965,000 GBP	Citi	06/17/2020	—	(31,191)
559,352 CAD	3,946,420 NOK	Citi	06/17/2020	—	(230)
2,082,500 CAD	1,528,200 USD	Citi	06/17/2020	15,673	—
4,764,409 CAD	3,382,807 USD	Citi	06/17/2020	—	(77,599)
3,629,000 CHF	3,879,499 USD	Citi	06/17/2020	104,736	—
1,772,496 CHF	1,828,096 USD	Citi	06/17/2020	—	(15,595)
8,701,321 CLP	10,931 USD	Citi	06/17/2020	60	—
162,658,679 CLP	197,542 USD	Citi	06/17/2020	—	(5,673)
317,115,792 COP	89,474 USD	Citi	06/17/2020	4,579	—
290,562,256 COP	75,747 USD	Citi	06/17/2020	—	(2,040)
235,265 EUR	360,126 CAD	Citi	06/17/2020	325	—
1,077,891 EUR	1,230,890 USD	Citi	06/17/2020	34,011	—
4,613,700 EUR	5,033,561 USD	Citi	06/17/2020	—	(89,446)
965,000 GBP	1,675,878 CAD	Citi	06/17/2020	25,339	—
320,000 GBP	662,294 NZD	Citi	06/17/2020	15,866	—
4,153,034 GBP	5,382,435 USD	Citi	06/17/2020	253,086	—
1,411,500 GBP	1,701,537 USD	Citi	06/17/2020	—	(41,785)
628,354,000 HUF	2,042,456 USD	Citi	06/17/2020	33,130	—
185,319,000 HUF	574,116 USD	Citi	06/17/2020	—	(18,491)
2,612,134,000 IDR	178,264 USD	Citi	06/17/2020	111	—
12,568,831,000 IDR	808,074 USD	Citi	06/17/2020	—	(49,145)
1,524,000 ILS	437,429 USD	Citi	06/17/2020	3,323	—
444,004 ILS	122,249 USD	Citi	06/17/2020	—	(4,224)
43,472,501 INR	576,074 USD	Citi	06/17/2020	1,578	—
36,634,397 INR	478,106 USD	Citi	06/17/2020	—	(6,024)
221,554,524 JPY	2,072,544 USD	Citi	06/17/2020	17,714	—
294,099,108 JPY	2,683,169 USD	Citi	06/17/2020	—	(44,484)
7,767,153,493 KRW	6,415,020 USD	Citi	06/17/2020	128,845	—
191,652,000 KRW	154,702 USD	Citi	06/17/2020	—	(407)
69,570,592 MXN	3,404,776 USD	Citi	06/17/2020	274,523	—
11,177,500 MXN	479,471 USD	Citi	06/17/2020	—	(23,448)
14,118,496 NOK	1,513,313 USD	Citi	06/17/2020	60,724	—
7,614,000 NOK	743,352 USD	Citi	06/17/2020	—	(40,018)
322,500 NZD	273,403 CAD	Citi	06/17/2020	—	(1,605)
2,979,000 NZD	1,865,711 USD	Citi	06/17/2020	16,615	—
7,174,500 NZD	4,328,125 USD	Citi	06/17/2020	—	(125,160)
271,000 PHP	5,371 USD	Citi	06/17/2020	14	—
18,676,500 PHP	359,009 USD	Citi	06/17/2020	—	(10,177)
10,799,504 PLN	2,841,222 USD	Citi	06/17/2020	148,898	—
13,369,000 PLN	3,196,563 USD	Citi	06/17/2020	—	(136,338)
10,608,996 SEK	1,130,159 USD	Citi	06/17/2020	4,083	—
17,258,500 SEK	1,754,010 USD	Citi	06/17/2020	—	(77,867)
1,237,996 SGD	890,413 USD	Citi	06/17/2020	14,105	—
2,552,666 SGD	1,791,905 USD	Citi	06/17/2020	—	(14,985)
29,203,008 TWD	980,334 USD	Citi	06/17/2020	6,086	—
1,075,000 TWD	35,745 USD	Citi	06/17/2020	—	(118)
3,935,293 USD	6,204,500 AUD	Citi	06/17/2020	200,377	—
371,682 USD	557,500 AUD	Citi	06/17/2020	—	(75)
194,354 USD	1,109,500 BRL	Citi	06/17/2020	13,393	—
1,688,486 USD	8,251,500 BRL	Citi	06/17/2020	—	(143,442)
4,131,612 USD	5,852,430 CAD	Citi	06/17/2020	119,028	—
651,069 USD	896,000 CAD	Citi	06/17/2020	—	(301)
26	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,036,641 USD	2,948,183 CHF	Citi	06/17/2020	29,960	—
2,619,440 USD	2,453,313 CHF	Citi	06/17/2020	—	(67,586)
200,013 USD	168,310,000 CLP	Citi	06/17/2020	10,263	—
3,812 USD	3,050,000 CLP	Citi	06/17/2020	—	(2)
84,606 USD	343,395,000 COP	Citi	06/17/2020	7,325	—
4,499,592 USD	4,122,647 EUR	Citi	06/17/2020	78,155	—
2,234,879 USD	1,985,281 EUR	Citi	06/17/2020	—	(30,443)
4,341,704 USD	3,578,000 GBP	Citi	06/17/2020	77,429	—
1,976,633 USD	1,561,000 GBP	Citi	06/17/2020	—	(48,665)
1,009,601 USD	326,251,000 HUF	Citi	06/17/2020	33,672	—
1,648,848 USD	487,422,000 HUF	Citi	06/17/2020	—	(90,189)
474,801 USD	7,402,688,660 IDR	Citi	06/17/2020	30,077	—
547,918 USD	7,778,276,340 IDR	Citi	06/17/2020	—	(17,424)
73,907 USD	269,500 ILS	Citi	06/17/2020	2,859	—
495,348 USD	1,698,504 ILS	Citi	06/17/2020	—	(11,535)
372,511 USD	28,550,500 INR	Citi	06/17/2020	4,789	—
697,991 USD	51,556,398 INR	Citi	06/17/2020	—	(16,665)
252,632 USD	27,335,000 JPY	Citi	06/17/2020	889	—
2,622,139 USD	276,675,000 JPY	Citi	06/17/2020	—	(56,088)
2,261,299 USD	2,813,994,994 KRW	Citi	06/17/2020	16,146	—
4,238,865 USD	5,144,810,500 KRW	Citi	06/17/2020	—	(75,026)
356,753 USD	8,643,500 MXN	Citi	06/17/2020	32,152	—
2,239,123 USD	45,258,002 MXN	Citi	06/17/2020	—	(202,789)
1,232,263 USD	12,964,996 NOK	Citi	06/17/2020	101,646	—
921,950 USD	8,767,500 NOK	Citi	06/17/2020	—	(19,902)
4,845,316 USD	8,059,500 NZD	Citi	06/17/2020	157,297	—
1,316,163 USD	2,094,000 NZD	Citi	06/17/2020	—	(16,396)
582,113 USD	29,719,500 PHP	Citi	06/17/2020	5,366	—
7,511 USD	379,500 PHP	Citi	06/17/2020	—	(9)
3,473,980 USD	14,060,000 PLN	Citi	06/17/2020	31,188	—
2,595,490 USD	10,108,504 PLN	Citi	06/17/2020	—	(75,432)
2,831,218 USD	27,867,496 SEK	Citi	06/17/2020	126,735	—
1,371,441 USD	1,955,996 SGD	Citi	06/17/2020	13,100	—
282,613 USD	393,500 SGD	Citi	06/17/2020	—	(4,076)
95,689 USD	2,888,753 TWD	Citi	06/17/2020	684	—
922,043 USD	27,389,255 TWD	Citi	06/17/2020	—	(8,304)
1,323,973 USD	24,219,000 ZAR	Citi	06/17/2020	53,711	—
1,181,911 USD	20,371,000 ZAR	Citi	06/17/2020	—	(23,118)
28,245,000 ZAR	1,724,232 USD	Citi	06/17/2020	117,532	—
16,345,000 ZAR	909,806 USD	Citi	06/17/2020	—	(19,969)
745,500 BRL	139,013 USD	Citi	09/16/2020	—	(73)
1,258,500 CAD	915,280 USD	Citi	09/16/2020	1,228	—
178,000 CAD	129,226 USD	Citi	09/16/2020	—	(56)
174,500 CHF	181,284 USD	Citi	09/16/2020	—	(721)
3,302,004 CLP	4,062 USD	Citi	09/16/2020	—	(65)
77,550,000 COP	20,694 USD	Citi	09/16/2020	84	—
2,041,500 GBP	2,501,989 USD	Citi	09/16/2020	—	(20,338)
164,956,496 HUF	518,781 USD	Citi	09/16/2020	—	(8,228)
310,715,880 IDR	20,497 USD	Citi	09/16/2020	—	(208)
4,407,000 INR	57,432 USD	Citi	09/16/2020	—	(265)
57,404,500 JPY	534,097 USD	Citi	09/16/2020	914	—
2,559,450,484 KRW	2,062,100 USD	Citi	09/16/2020	—	(14,833)
5,326,000 NOK	540,209 USD	Citi	09/16/2020	—	(8,089)
2,515,000 NZD	1,557,312 USD	Citi	09/16/2020	—	(2,806)
173,500 PLN	43,275 USD	Citi	09/16/2020	21	—
12,224,000 PLN	3,032,279 USD	Citi	09/16/2020	—	(15,253)
1,148,500 SGD	810,091 USD	Citi	09/16/2020	—	(3,231)
139,000 TWD	4,672 USD	Citi	09/16/2020	—	(1)
Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	27

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
766,156 USD	1,156,000 AUD	Citi	09/16/2020	4,330	—
783,739 USD	757,500 CHF	Citi	09/16/2020	6,341	—
20,921 USD	16,993,000 CLP	Citi	09/16/2020	321	—
163,437 USD	133,000 GBP	Citi	09/16/2020	888	—
6,724 USD	2,151,500 HUF	Citi	09/16/2020	149	—
59,705 USD	4,580,396 INR	Citi	09/16/2020	263	—
951,309 USD	102,415,024 JPY	Citi	09/16/2020	—	(61)
31,121 USD	38,621,500 KRW	Citi	09/16/2020	220	—
700,778 USD	1,132,000 NZD	Citi	09/16/2020	1,430	—
438,819 USD	1,764,500 PLN	Citi	09/16/2020	1,084	—
235,067 USD	2,246,000 SEK	Citi	09/16/2020	3,530	—
2,729 USD	81,500 TWD	Citi	09/16/2020	11	—
19,916,000 ZAR	1,128,812 USD	Citi	09/16/2020	6,295	—
6,100,000 MXN	271,410 USD	Citi	09/17/2020	564	—
1,729,500 MXN	76,624 USD	Citi	09/17/2020	—	(167)
5,437,400 CAD	3,883,337 USD	Goldman Sachs	06/15/2020	—	(65,859)
2,897,100 EUR	3,261,831 USD	Goldman Sachs	06/15/2020	45,051	—
816,900 EUR	891,721 USD	Goldman Sachs	06/15/2020	—	(15,320)
860,600 GBP	1,085,923 USD	Goldman Sachs	06/15/2020	23,019	—
3,884,253 USD	5,437,400 CAD	Goldman Sachs	06/15/2020	64,944	—
1,580,576 USD	1,449,800 EUR	Goldman Sachs	06/15/2020	29,202	—
1,019,923 USD	860,600 GBP	Goldman Sachs	06/15/2020	42,981	—
652,503 AUD	398,866 USD	Goldman Sachs	06/17/2020	—	(36,066)
189,175 CAD	124,047 EUR	Goldman Sachs	06/17/2020	342	—
1,125,578 CAD	642,500 GBP	Goldman Sachs	06/17/2020	—	(23,969)
325,362 CAD	232,927 USD	Goldman Sachs	06/17/2020	—	(3,384)
429,090 EUR	476,559 USD	Goldman Sachs	06/17/2020	101	—
1,151,250 EUR	1,254,511 USD	Goldman Sachs	06/17/2020	—	(23,826)
965,000 GBP	1,653,029 CAD	Goldman Sachs	06/17/2020	8,744	—
310,121 GBP	335,000 EUR	Goldman Sachs	06/17/2020	—	(11,045)
65,492,563 JPY	610,335 USD	Goldman Sachs	06/17/2020	2,917	—
658,199 NZD	320,000 GBP	Goldman Sachs	06/17/2020	—	(13,324)
4,815,000 USD	6,860,994 CAD	Goldman Sachs	06/17/2020	168,164	—
1,664,348 USD	1,535,117 EUR	Goldman Sachs	06/17/2020	40,230	—
984,576 USD	863,905 EUR	Goldman Sachs	06/17/2020	—	(25,304)
776,005 USD	610,000 GBP	Goldman Sachs	06/17/2020	—	(22,603)
625,000 USD	67,822,187 JPY	Goldman Sachs	06/17/2020	4,024	—
640,000 USD	68,051,200 JPY	Goldman Sachs	06/17/2020	—	(8,852)
55,378 USD	1,300,000 MXN	Goldman Sachs	06/17/2020	3,115	—
578,136 USD	11,911,073 MXN	Goldman Sachs	06/17/2020	—	(42,210)
151,348 USD	265,224 NZD	Goldman Sachs	06/17/2020	13,279	—
625,000 AUD	550,000 CAD	HSBC	06/17/2020	—	(17,133)
90,693 AUD	59,228 USD	HSBC	06/17/2020	—	(1,224)
1,714,913 CAD	985,000 GBP	HSBC	06/17/2020	—	(28,989)
420,269 CAD	297,500 USD	HSBC	06/17/2020	—	(7,743)
607,500 EUR	557,854 GBP	HSBC	06/17/2020	14,434	—
299,536 EUR	337,432 USD	HSBC	06/17/2020	4,831	—
167,250 EUR	183,680 USD	HSBC	06/17/2020	—	(2,033)
640,000 GBP	1,142,141 CAD	HSBC	06/17/2020	39,086	—
271,088 GBP	303,750 EUR	HSBC	06/17/2020	2,465	—
583,129 GBP	638,750 EUR	HSBC	06/17/2020	—	(10,952)
362,646 GBP	466,089 USD	HSBC	06/17/2020	18,190	—
13,384,388 NOK	1,451,338 USD	HSBC	06/17/2020	74,279	—
2,159,112 SGD	1,569,657 USD	HSBC	06/17/2020	41,342	—
1,148,835 SGD	805,776 USD	HSBC	06/17/2020	—	(7,420)
279,167 USD	393,339 CAD	HSBC	06/17/2020	6,517	—
1,817,504 USD	1,649,432 EUR	HSBC	06/17/2020	14,009	—
689,953 USD	560,000 GBP	HSBC	06/17/2020	1,695	—
28	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
640,000 USD	70,854,400 JPY	HSBC	06/17/2020	17,146	—
164,989 USD	1,768,241 NOK	HSBC	06/17/2020	16,937	—
4,872,000 AUD	2,969,028 USD	JPMorgan	06/17/2020	—	(278,451)
8,879,000 BRL	1,938,073 USD	JPMorgan	06/17/2020	275,532	—
482,000 BRL	87,208 USD	JPMorgan	06/17/2020	—	(3,043)
1,703,041 CAD	1,118,333 EUR	JPMorgan	06/17/2020	4,862	—
159,782 CAD	103,850 EUR	JPMorgan	06/17/2020	—	(736)
473,213 CAD	560,000 NZD	JPMorgan	06/17/2020	3,902	—
2,904,821 CAD	2,125,698 USD	JPMorgan	06/17/2020	15,917	—
7,012,681 CAD	4,979,379 USD	JPMorgan	06/17/2020	—	(113,955)
3,629,000 CHF	3,879,494 USD	JPMorgan	06/17/2020	104,731	—
1,772,504 CHF	1,828,102 USD	JPMorgan	06/17/2020	—	(15,597)
8,701,322 CLP	10,931 USD	JPMorgan	06/17/2020	60	—
162,658,686 CLP	197,542 USD	JPMorgan	06/17/2020	—	(5,673)
317,115,778 COP	89,474 USD	JPMorgan	06/17/2020	4,578	—
290,562,254 COP	75,747 USD	JPMorgan	06/17/2020	—	(2,040)
1,154,167 EUR	1,780,855 CAD	JPMorgan	06/17/2020	11,866	—
558,333 EUR	850,324 CAD	JPMorgan	06/17/2020	—	(2,374)
655,000 EUR	607,548 GBP	JPMorgan	06/17/2020	23,067	—
219,710 EUR	247,035 USD	JPMorgan	06/17/2020	3,071	—
3,739,556 EUR	4,062,371 USD	JPMorgan	06/17/2020	—	(89,995)
4,847,500 GBP	6,224,680 USD	JPMorgan	06/17/2020	237,607	—
1,411,500 GBP	1,701,535 USD	JPMorgan	06/17/2020	—	(41,787)
628,353,992 HUF	2,042,454 USD	JPMorgan	06/17/2020	33,127	—
185,319,000 HUF	574,115 USD	JPMorgan	06/17/2020	—	(18,491)
2,612,134,000 IDR	178,264 USD	JPMorgan	06/17/2020	111	—
12,568,831,000 IDR	808,073 USD	JPMorgan	06/17/2020	—	(49,146)
1,524,000 ILS	437,428 USD	JPMorgan	06/17/2020	3,322	—
443,996 ILS	122,247 USD	JPMorgan	06/17/2020	—	(4,224)
43,472,499 INR	576,074 USD	JPMorgan	06/17/2020	1,577	—
36,634,397 INR	478,105 USD	JPMorgan	06/17/2020	—	(6,025)
290,166,664 JPY	2,712,542 USD	JPMorgan	06/17/2020	21,361	—
82,455,476 JPY	754,335 USD	JPMorgan	06/17/2020	—	(10,407)
7,767,153,474 KRW	6,415,025 USD	JPMorgan	06/17/2020	128,850	—
191,652,000 KRW	154,702 USD	JPMorgan	06/17/2020	—	(407)
36,071,499 MXN	1,682,479 USD	JPMorgan	06/17/2020	59,481	—
11,177,500 MXN	479,471 USD	JPMorgan	06/17/2020	—	(23,449)
4,069,751 NOK	559,352 CAD	JPMorgan	06/17/2020	—	(12,459)
14,118,504 NOK	1,513,312 USD	JPMorgan	06/17/2020	60,723	—
7,614,000 NOK	743,351 USD	JPMorgan	06/17/2020	—	(40,019)
2,979,000 NZD	1,865,709 USD	JPMorgan	06/17/2020	16,613	—
7,174,500 NZD	4,328,119 USD	JPMorgan	06/17/2020	—	(125,165)
271,000 PHP	5,371 USD	JPMorgan	06/17/2020	14	—
18,676,500 PHP	359,009 USD	JPMorgan	06/17/2020	—	(10,178)
10,799,496 PLN	2,841,216 USD	JPMorgan	06/17/2020	148,894	—
13,369,000 PLN	3,196,559 USD	JPMorgan	06/17/2020	—	(136,342)
10,609,004 SEK	1,130,159 USD	JPMorgan	06/17/2020	4,082	—
17,258,500 SEK	1,754,008 USD	JPMorgan	06/17/2020	—	(77,869)
1,238,004 SGD	890,418 USD	JPMorgan	06/17/2020	14,104	—
1,111,500 SGD	782,603 USD	JPMorgan	06/17/2020	—	(4,166)
29,202,992 TWD	980,333 USD	JPMorgan	06/17/2020	6,085	—
1,075,000 TWD	35,745 USD	JPMorgan	06/17/2020	—	(118)
3,063,947 USD	4,872,000 AUD	JPMorgan	06/17/2020	183,532	—
194,354 USD	1,109,500 BRL	JPMorgan	06/17/2020	13,393	—
1,688,489 USD	8,251,500 BRL	JPMorgan	06/17/2020	—	(143,444)
5,150,071 USD	7,311,229 CAD	JPMorgan	06/17/2020	160,100	—
651,070 USD	896,000 CAD	JPMorgan	06/17/2020	—	(302)
3,036,652 USD	2,948,190 CHF	JPMorgan	06/17/2020	29,956	—
Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	29

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,619,444 USD	2,453,314 CHF	JPMorgan	06/17/2020	—	(67,590)
200,013 USD	168,310,008 CLP	JPMorgan	06/17/2020	10,263	—
3,812 USD	3,050,000 CLP	JPMorgan	06/17/2020	—	(2)
84,606 USD	343,395,000 COP	JPMorgan	06/17/2020	7,325	—
3,606,997 USD	3,308,017 EUR	JPMorgan	06/17/2020	66,193	—
2,760,020 USD	2,469,504 EUR	JPMorgan	06/17/2020	—	(17,908)
4,359,543 USD	3,593,000 GBP	JPMorgan	06/17/2020	78,117	—
3,065,611 USD	2,438,500 GBP	JPMorgan	06/17/2020	—	(53,857)
1,009,602 USD	326,250,992 HUF	JPMorgan	06/17/2020	33,671	—
1,648,850 USD	487,422,000 HUF	JPMorgan	06/17/2020	—	(90,191)
474,802 USD	7,402,688,660 IDR	JPMorgan	06/17/2020	30,077	—
547,926 USD	7,778,276,340 IDR	JPMorgan	06/17/2020	—	(17,432)
73,907 USD	269,500 ILS	JPMorgan	06/17/2020	2,859	—
495,346 USD	1,698,496 ILS	JPMorgan	06/17/2020	—	(11,536)
372,511 USD	28,550,500 INR	JPMorgan	06/17/2020	4,788	—
697,991 USD	51,556,396 INR	JPMorgan	06/17/2020	—	(16,664)
252,632 USD	27,335,000 JPY	JPMorgan	06/17/2020	889	—
2,622,143 USD	276,675,000 JPY	JPMorgan	06/17/2020	—	(56,091)
2,262,038 USD	2,813,994,974 KRW	JPMorgan	06/17/2020	15,407	—
4,238,871 USD	5,144,810,500 KRW	JPMorgan	06/17/2020	—	(75,032)
356,753 USD	8,643,500 MXN	JPMorgan	06/17/2020	32,152	—
1,930,504 USD	38,605,499 MXN	JPMorgan	06/17/2020	—	(193,492)
1,344,619 USD	14,143,767 NOK	JPMorgan	06/17/2020	110,569	—
921,952 USD	8,767,500 NOK	JPMorgan	06/17/2020	—	(19,903)
4,845,322 USD	8,059,500 NZD	JPMorgan	06/17/2020	157,291	—
1,316,164 USD	2,094,000 NZD	JPMorgan	06/17/2020	—	(16,397)
582,124 USD	29,719,500 PHP	JPMorgan	06/17/2020	5,355	—
7,511 USD	379,500 PHP	JPMorgan	06/17/2020	—	(9)
3,473,984 USD	14,060,000 PLN	JPMorgan	06/17/2020	31,184	—
2,595,491 USD	10,108,496 PLN	JPMorgan	06/17/2020	—	(75,436)
2,831,222 USD	27,867,504 SEK	JPMorgan	06/17/2020	126,732	—
1,411,089 USD	2,013,029 SGD	JPMorgan	06/17/2020	13,822	—
282,613 USD	393,500 SGD	JPMorgan	06/17/2020	—	(4,076)
95,689 USD	2,888,748 TWD	JPMorgan	06/17/2020	684	—
922,041 USD	27,389,244 TWD	JPMorgan	06/17/2020	—	(8,302)
1,323,975 USD	24,219,000 ZAR	JPMorgan	06/17/2020	53,709	—
1,181,912 USD	20,371,000 ZAR	JPMorgan	06/17/2020	—	(23,120)
28,245,000 ZAR	1,724,230 USD	JPMorgan	06/17/2020	117,529	—
16,345,000 ZAR	909,805 USD	JPMorgan	06/17/2020	—	(19,971)
745,500 BRL	139,013 USD	JPMorgan	09/16/2020	—	(73)
1,258,500 CAD	915,279 USD	JPMorgan	09/16/2020	1,227	—
178,000 CAD	129,226 USD	JPMorgan	09/16/2020	—	(56)
174,500 CHF	181,284 USD	JPMorgan	09/16/2020	—	(721)
3,302,004 CLP	4,062 USD	JPMorgan	09/16/2020	—	(65)
77,550,000 COP	20,694 USD	JPMorgan	09/16/2020	84	—
2,041,500 GBP	2,501,985 USD	JPMorgan	09/16/2020	—	(20,341)
164,956,496 HUF	518,780 USD	JPMorgan	09/16/2020	—	(8,228)
310,715,880 IDR	20,497 USD	JPMorgan	09/16/2020	—	(208)
4,407,000 INR	57,432 USD	JPMorgan	09/16/2020	—	(265)
57,404,500 JPY	534,096 USD	JPMorgan	09/16/2020	914	—
2,559,450,484 KRW	2,062,177 USD	JPMorgan	09/16/2020	—	(14,756)
5,326,000 NOK	540,208 USD	JPMorgan	09/16/2020	—	(8,089)
2,515,000 NZD	1,557,310 USD	JPMorgan	09/16/2020	—	(2,808)
173,500 PLN	43,275 USD	JPMorgan	09/16/2020	21	—
12,224,000 PLN	3,032,275 USD	JPMorgan	09/16/2020	—	(15,256)
1,148,500 SGD	810,090 USD	JPMorgan	09/16/2020	—	(3,232)
139,000 TWD	4,672 USD	JPMorgan	09/16/2020	—	(1)
766,157 USD	1,156,000 AUD	JPMorgan	09/16/2020	4,329	—
30	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
783,739 USD	757,500 CHF	JPMorgan	09/16/2020	6,340	—
20,921 USD	16,993,000 CLP	JPMorgan	09/16/2020	321	—
163,437 USD	133,000 GBP	JPMorgan	09/16/2020	888	—
6,724 USD	2,151,500 HUF	JPMorgan	09/16/2020	149	—
59,705 USD	4,580,398 INR	JPMorgan	09/16/2020	263	—
951,310 USD	102,415,024 JPY	JPMorgan	09/16/2020	—	(62)
31,121 USD	38,621,500 KRW	JPMorgan	09/16/2020	219	—
700,779 USD	1,132,000 NZD	JPMorgan	09/16/2020	1,429	—
438,820 USD	1,764,500 PLN	JPMorgan	09/16/2020	1,083	—
235,067 USD	2,246,000 SEK	JPMorgan	09/16/2020	3,530	—
2,729 USD	81,500 TWD	JPMorgan	09/16/2020	11	—
19,916,000 ZAR	1,128,810 USD	JPMorgan	09/16/2020	6,294	—
6,100,000 MXN	271,410 USD	JPMorgan	09/17/2020	563	—
1,729,500 MXN	76,624 USD	JPMorgan	09/17/2020	—	(167)
854,321 CAD	560,000 EUR	Morgan Stanley	06/17/2020	1,322	—
269,659 CAD	175,317 EUR	Morgan Stanley	06/17/2020	—	(1,184)
1,679,109 CAD	965,000 GBP	Morgan Stanley	06/17/2020	—	(27,686)
235,726 CAD	280,000 NZD	Morgan Stanley	06/17/2020	2,590	—
3,938,342 CAD	2,967,507 USD	Morgan Stanley	06/17/2020	107,076	—
2,057,108 CAD	1,467,083 USD	Morgan Stanley	06/17/2020	—	(27,001)
2,308,830 EUR	3,539,707 CAD	Morgan Stanley	06/17/2020	7,200	—
279,167 EUR	426,718 CAD	Morgan Stanley	06/17/2020	—	(57)
96,402 EUR	107,898 USD	Morgan Stanley	06/17/2020	855	—
1,160,073 EUR	1,273,498 USD	Morgan Stanley	06/17/2020	—	(14,635)
202,440 GBP	248,836 USD	Morgan Stanley	06/17/2020	—	(1,195)
280,000 NZD	239,343 CAD	Morgan Stanley	06/17/2020	37	—
132,538 USD	215,000 AUD	Morgan Stanley	06/17/2020	10,772	—
613,600 USD	914,091 AUD	Morgan Stanley	06/17/2020	—	(4,304)
6,891,574 USD	9,815,131 CAD	Morgan Stanley	06/17/2020	237,189	—
113,777 USD	104,606 EUR	Morgan Stanley	06/17/2020	2,376	—
68,751 USD	96,950 SGD	Morgan Stanley	06/17/2020	—	(126)
545,825 CAD	645,515 NZD	National Australia Bank	06/17/2020	4,243	—
113,123 USD	192,000 AUD	National Australia Bank	06/17/2020	14,857	—
27,677 USD	40,000 SGD	National Australia Bank	06/17/2020	637	—
1,742,161 AUD	1,524,932 CAD	RBC Capital Markets	06/17/2020	—	(53,691)
843,896 CAD	558,333 EUR	RBC Capital Markets	06/17/2020	7,043	—
550,050 CAD	645,000 NZD	RBC Capital Markets	06/17/2020	855	—
4,534,487 CAD	3,186,667 USD	RBC Capital Markets	06/17/2020	—	(106,747)
1,632,500 GBP	2,823,002 CAD	RBC Capital Markets	06/17/2020	34,080	—
645,000 NZD	554,078 CAD	RBC Capital Markets	06/17/2020	2,070	—
1,290,000 NZD	1,080,263 CAD	RBC Capital Markets	06/17/2020	—	(16,117)
1,714,167 USD	2,399,685 CAD	RBC Capital Markets	06/17/2020	28,733	—
558,904 USD	738,176 CAD	RBC Capital Markets	06/17/2020	—	(22,764)
558,025 CAD	322,500 GBP	Standard Chartered	06/17/2020	—	(6,981)
545,471 CAD	645,000 NZD	Standard Chartered	06/17/2020	4,180	—
645,000 GBP	1,115,658 CAD	Standard Chartered	06/17/2020	13,677	—
193,998 USD	276,096 CAD	Standard Chartered	06/17/2020	6,531	—
366,911 USD	301,250 GBP	Standard Chartered	06/17/2020	5,158	—
164,264 USD	233,336 SGD	Standard Chartered	06/17/2020	902	—
249,146 USD	337,984 SGD	Standard Chartered	06/17/2020	—	(9,907)
356,787 CAD	235,265 EUR	State Street	06/17/2020	2,100	—
2,658,632 CAD	1,891,079 USD	State Street	06/17/2020	—	(39,894)
303,750 EUR	278,498 GBP	State Street	06/17/2020	6,687	—
295,000 EUR	3,099,100 SEK	State Street	06/17/2020	1,384	—
429,090 EUR	482,373 USD	State Street	06/17/2020	5,915	—
671,462 EUR	728,888 USD	State Street	06/17/2020	—	(16,697)
597,500 GBP	1,011,425 CAD	State Street	06/17/2020	—	(3,362)
280,000 GBP	346,185 USD	State Street	06/17/2020	361	—
Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	31

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
98,810 GBP	121,204 USD	State Street	06/17/2020	—	(835)
5,127,308 MXN	258,141 USD	State Street	06/17/2020	27,443	—
59,146 MXN	2,456 USD	State Street	06/17/2020	—	(205)
365,381 USD	557,749 AUD	State Street	06/17/2020	6,393	—
297,500 USD	422,082 CAD	State Street	06/17/2020	9,060	—
1,041,940 USD	961,368 EUR	State Street	06/17/2020	25,554	—
41,495 USD	4,600,000 JPY	State Street	06/17/2020	1,168	—
14,881 USD	366,930 MXN	State Street	06/17/2020	1,629	—
624,101 USD	12,601,005 MXN	State Street	06/17/2020	—	(57,132)
113,912 USD	175,245 NZD	State Street	06/17/2020	—	(5,136)
343,232 USD	280,000 GBP	TD Securities	06/17/2020	2,591	—
1,332,500 AUD	838,345 USD	UBS	06/17/2020	—	(49,846)
426,852 CAD	280,000 EUR	UBS	06/17/2020	885	—
541,947 EUR	834,482 CAD	UBS	06/17/2020	4,315	—
4,678,397 EUR	5,211,453 USD	UBS	06/17/2020	16,608	—
2,092,314 EUR	2,295,038 USD	UBS	06/17/2020	—	(28,247)
269,861 GBP	303,750 EUR	UBS	06/17/2020	3,979	—
310,000 GBP	400,703 USD	UBS	06/17/2020	17,827	—
2,079,323 NOK	279,676 CAD	UBS	06/17/2020	—	(10,803)
3,934,800 NOK	422,470 USD	UBS	06/17/2020	17,636	—
325,000 NZD	275,421 CAD	UBS	06/17/2020	—	(1,691)
574,079 SGD	402,888 USD	UBS	06/17/2020	—	(3,471)
580,833 USD	826,288 CAD	UBS	06/17/2020	19,302	—
2,170,414 USD	1,979,659 EUR	UBS	06/17/2020	27,779	—
50,250 USD	45,000 EUR	UBS	06/17/2020	—	(282)
810,747 USD	620,000 GBP	UBS	06/17/2020	—	(44,995)
1,481,290 USD	14,372,230 NOK	UBS	06/17/2020	—	(2,596)
Total				6,775,003	(5,283,197)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	9	06/2021	EUR	2,259,675	—	(1,120)
3-Month Euro Euribor	15	09/2021	EUR	3,765,938	—	(1,691)
3-Month Euro Euribor	19	12/2021	EUR	4,770,188	—	(526)
3-Month Euro Euribor	14	03/2022	EUR	3,514,700	430	—
90-Day Sterling	283	09/2020	GBP	35,316,631	53,899	—
90-Day Sterling	28	09/2020	GBP	3,494,225	6,658	—
90-Day Sterling	59	12/2020	GBP	7,362,463	12,413	—
90-Day Sterling	67	03/2021	GBP	8,364,531	16,536	—
90-Day Sterling	66	06/2021	GBP	8,240,513	20,546	—
90-Day Sterling	66	09/2021	GBP	8,240,513	21,742	—
90-Day Sterling	66	12/2021	GBP	8,239,275	22,087	—
90-Day Sterling	64	03/2022	GBP	7,989,200	21,730	—
Amsterdam Index	1	06/2020	EUR	106,428	—	(348)
Australian 10-Year Bond	54	06/2020	AUD	8,044,345	3,231	—
Australian 10-Year Bond	58	06/2020	AUD	8,640,222	—	(40,194)
Australian 3-Year Bond	498	06/2020	AUD	58,328,514	48,752	—
Australian 3-Year Bond	260	06/2020	AUD	30,452,638	15,570	—
Australian Dollar	140	06/2020	USD	9,324,000	157,530	—
Banker’s Acceptance	1	09/2020	CAD	248,725	2,269	—
Banker’s Acceptance	1	12/2020	CAD	248,675	1,290	—
Canadian Government 10-Year Bond	86	09/2020	CAD	13,213,040	18,461	—
Canadian Government 10-Year Bond	13	09/2020	CAD	1,997,320	1,852	—
Cocoa	4	07/2020	GBP	78,400	570	—
Cocoa	1	09/2020	GBP	18,400	147	—
Euro Buxl	8	06/2020	EUR	1,696,320	—	(6,908)
32	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro FX	14	06/2020	USD	1,942,675	12,928	—
Euro-Bobl	72	06/2020	EUR	9,730,800	—	(39,367)
Euro-BTP	2	06/2020	EUR	284,320	1,589	—
Euro-Bund	32	06/2020	EUR	5,518,720	—	(27,249)
Eurodollar 90-Day	406	09/2020	USD	101,210,725	60,973	—
Eurodollar 90-Day	8	09/2020	USD	1,994,300	11,906	—
Eurodollar 90-Day	8	12/2020	USD	1,993,900	11,402	—
Eurodollar 90-Day	7	03/2021	USD	1,746,150	11,430	—
Eurodollar 90-Day	8	06/2021	USD	1,996,100	9,220	—
Eurodollar 90-Day	13	09/2021	USD	3,243,663	5,589	—
Eurodollar 90-Day	14	12/2021	USD	3,492,125	4,091	—
Eurodollar 90-Day	15	03/2022	USD	3,741,750	4,388	—
Euro-OAT	16	06/2020	EUR	2,695,040	853	—
Euro-Schatz	74	06/2020	EUR	8,292,070	—	(18,150)
FTSE 100 Index	2	06/2020	GBP	121,210	3,660	—
FTSE China A50 Index	6	06/2020	USD	79,170	391	—
FTSE/JSE Top 40 Index	1	06/2020	ZAR	466,290	—	(752)
Gold 100 oz.	45	08/2020	USD	7,882,650	17,529	—
Japanese Yen	53	06/2020	USD	6,145,681	—	(111,381)
KOSPI 200 Index	4	06/2020	KRW	267,000,000	1,650	—
Long Gilt	64	09/2020	GBP	8,796,160	9,556	—
Long Gilt	54	09/2020	GBP	7,421,760	—	(6,745)
MSCI Singapore Index	2	06/2020	SGD	57,600	—	(594)
MSCI Taiwan Index	9	06/2020	USD	370,080	—	(953)
MSCI Taiwan Index	9	06/2020	USD	370,080	—	(1,193)
NASDAQ 100 Index E-mini	8	06/2020	USD	1,529,640	53,373	—
NASDAQ 100 Index E-mini	5	06/2020	USD	956,025	17,937	—
Nikkei 225 Index	2	06/2020	JPY	43,620,000	1,101	—
OMXS30 Index	11	06/2020	SEK	1,790,800	—	(653)
Russell 2000 Index E-mini	1	06/2020	USD	69,640	—	(2,033)
S&P 500 Index E-mini	2	06/2020	USD	304,200	4,934	—
S&P 500 Index E-mini	1	06/2020	USD	152,100	1,235	—
Short Term Euro-BTP	15	06/2020	EUR	1,679,400	2,421	—
Silver	13	07/2020	USD	1,202,435	43,652	—
TOPIX Index	1	06/2020	JPY	15,590,000	—	(891)
TOPIX Index	3	06/2020	JPY	46,770,000	—	(2,244)
U.S. Long Bond	25	09/2020	USD	4,459,375	11,716	—
U.S. Treasury 10-Year Note	99	09/2020	USD	13,767,188	38,330	—
U.S. Treasury 2-Year Note	218	09/2020	USD	48,143,938	24,008	—
U.S. Treasury 5-Year Note	266	09/2020	USD	33,416,250	77,894	—
U.S. Ultra Treasury Bond	13	09/2020	USD	2,834,406	2,079	—
Total					871,548	(262,992)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	(15)	09/2020	EUR	(3,764,625)	—	(1,117)
3-Month Euro Euribor	(278)	09/2020	EUR	(69,771,050)	—	(29,539)
3-Month Euro Euribor	(9)	12/2020	EUR	(2,259,113)	—	(390)
3-Month Euro Swiss Franc	(3)	09/2020	CHF	(755,475)	128	—
3-Month Euro Swiss Franc	(2)	12/2020	CHF	(503,800)	77	—
3-Month Euro Swiss Franc	(1)	03/2021	CHF	(251,900)	—	(1)
Amsterdam Index	(1)	06/2020	EUR	(106,428)	—	(4,508)
Brent Crude	(3)	06/2020	USD	(113,520)	—	(11,390)
Brent Crude	(20)	06/2020	USD	(756,800)	—	(132,990)
British Pound	(167)	06/2020	USD	(12,865,263)	75,735	—
CAC40 Index	(4)	06/2020	EUR	(187,440)	—	(4,562)
Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	33

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	(4)	06/2020	EUR	(187,440)	—	(6,076)
Canadian Dollar	(176)	06/2020	USD	(12,770,560)	—	(78,553)
Cocoa	(1)	07/2020	USD	(24,540)	—	(482)
Cocoa	(10)	09/2020	USD	(240,800)	—	(3,869)
Coffee	(8)	07/2020	USD	(288,900)	19,725	—
Coffee	(6)	09/2020	USD	(220,838)	10,987	—
Copper	(3)	06/2020	USD	(401,906)	—	(5,365)
Copper	(28)	07/2020	USD	(1,697,850)	—	(53,599)
Copper	(1)	09/2020	USD	(134,544)	—	(1,185)
Corn	(70)	07/2020	USD	(1,140,125)	17,911	—
Corn	(126)	12/2020	USD	(2,134,125)	—	(40,881)
Cotton	(6)	07/2020	USD	(172,770)	—	(10,735)
Cotton	(12)	12/2020	USD	(344,880)	2,763	—
DAX Index	(1)	06/2020	EUR	(290,063)	—	(44,920)
DJIA Index E-mini	(1)	06/2020	USD	(126,890)	—	(4,242)
DJIA Index E-mini	(1)	06/2020	USD	(126,890)	—	(12,433)
Euro FX	(49)	06/2020	USD	(6,799,363)	—	(139,839)
EURO STOXX 50 Index	(3)	06/2020	EUR	(91,380)	—	(13,370)
EURO STOXX 50 Index	(7)	06/2020	EUR	(213,220)	—	(16,328)
FTSE 100 Index	(2)	06/2020	GBP	(121,210)	—	(20,223)
FTSE/JSE Top 40 Index	(1)	06/2020	ZAR	(466,290)	804	—
FTSE/MIB Index	(3)	06/2020	EUR	(272,655)	—	(4,568)
Gas Oil	(2)	07/2020	USD	(58,950)	—	(5,791)
Gas Oil	(20)	07/2020	USD	(589,500)	—	(39,801)
Hang Seng Index	(5)	06/2020	HKD	(5,692,250)	7,481	—
Hang Seng Index	(2)	06/2020	HKD	(2,276,900)	4,778	—
H-Shares Index	(20)	06/2020	HKD	(9,496,000)	—	(418)
H-Shares Index	(4)	06/2020	HKD	(1,899,200)	—	(2,534)
IBEX 35 Index	(1)	06/2020	EUR	(70,636)	1,401	—
IBEX 35 Index	(2)	06/2020	EUR	(141,272)	—	(3,355)
Indian Rupee	(57)	06/2020	USD	(1,503,774)	—	(7,433)
Japanese 10-Year Government Bond	(1)	06/2020	JPY	(152,200,000)	1,389	—
Japanese Yen	(26)	06/2020	USD	(3,014,863)	5,665	—
Lean Hogs	(1)	07/2020	USD	(22,810)	847	—
Lean Hogs	(8)	08/2020	USD	(181,520)	132	—
Live Cattle	(10)	08/2020	USD	(398,400)	—	(6,893)
Mexican Peso	(67)	06/2020	USD	(1,506,160)	—	(134,946)
MSCI EAFE Index	(4)	06/2020	USD	(345,120)	—	(57,431)
MSCI Emerging Markets Index	(8)	06/2020	USD	(373,160)	—	(45,942)
MSCI Singapore Index	(11)	06/2020	SGD	(316,800)	—	(930)
Natural Gas	(195)	06/2020	USD	(3,605,550)	228,960	—
New Zealand Dollar	(96)	06/2020	USD	(5,949,120)	—	(110,758)
Nickel	(1)	06/2020	USD	(73,625)	—	(2,167)
Nickel	(5)	09/2020	USD	(370,170)	—	(2,698)
NY Harbor ULSD Heat Oil	(11)	06/2020	USD	(478,909)	—	(60,990)
OMXS30 Index	(2)	06/2020	SEK	(325,600)	—	(2,425)
Primary Aluminum	(3)	06/2020	USD	(115,125)	—	(2,553)
Primary Aluminum	(1)	09/2020	USD	(38,844)	—	(275)
Primary Aluminum	(38)	09/2020	USD	(1,476,063)	—	(18,182)
RBOB Gasoline	(2)	06/2020	USD	(90,594)	—	(9,717)
Russell 2000 Index E-mini	(2)	06/2020	USD	(139,280)	—	(358)
South African Rand	(72)	06/2020	USD	(2,039,400)	9,892	—
Soybean	(13)	07/2020	USD	(546,488)	134	—
Soybean	(36)	11/2020	USD	(1,533,150)	4,495	—
Soybean Meal	(69)	07/2020	USD	(1,954,080)	53,511	—
Soybean Oil	(12)	07/2020	USD	(197,136)	—	(4,663)
Soybean Oil	(31)	12/2020	USD	(524,706)	—	(1,521)
SPI 200 Index	(2)	06/2020	AUD	(287,450)	—	(2,605)
34	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
SPI 200 Index	(2)	06/2020	AUD	(287,450)	—	(16,309)
Sugar #11	(8)	06/2020	USD	(97,754)	—	(8,217)
Sugar #11	(73)	09/2020	USD	(896,907)	—	(2,973)
Swiss Franc	(16)	06/2020	USD	(2,080,000)	—	(21,095)
U.S. Long Bond	(29)	09/2020	USD	(5,172,875)	9,002	—
U.S. Treasury 10-Year Note	(69)	09/2020	USD	(9,595,313)	—	(12,489)
U.S. Treasury 5-Year Note	(69)	09/2020	USD	(8,668,125)	—	(14,374)
U.S. Ultra Bond 10-Year Note	(27)	09/2020	USD	(4,247,859)	—	(21,675)
U.S. Ultra Treasury Bond	(47)	09/2020	USD	(10,247,469)	27,333	—
Wheat	(7)	07/2020	USD	(164,675)	—	(5,691)
Wheat	(50)	07/2020	USD	(1,301,875)	—	(46,954)
WTI Crude	(17)	06/2020	USD	(603,330)	—	(173,920)
WTI Crude	(2)	07/2020	USD	(71,680)	—	(17,156)
Zinc	(3)	06/2020	USD	(149,306)	—	(2,983)
Zinc	(2)	09/2020	USD	(99,463)	—	(2,206)
Zinc	(8)	09/2020	USD	(397,850)	—	(13,308)
Total					483,150	(1,524,901)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Cincinnati Bell, Inc.	Goldman Sachs	USD	76,596	52	12.50	08/21/2020	1,967	7,280

Total return swap contracts on futures
Reference instrument*	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro Buxl Sep 20	Barclays	09/2020	EUR	438,240	—	—	2,144	—
Euro-Bobl Sep 20	Barclays	09/2020	EUR	7,806,800	—	—	6,944	—
Euro-Bund Sep 20	Barclays	09/2020	EUR	5,093,850	—	—	5,896	—
Euro-Schatz Sep 20	Barclays	09/2020	EUR	(4,931,740)	—	—	—	(1,986)
Japanese 10-Year Government Bond Jun 20	Barclays	06/2020	JPY	(152,200,000)	—	—	118	—
Long Gilt Sep 20	Barclays	09/2020	GBP	1,511,840	—	—	—	(2,873)
Cocoa Jul 20	Citi	07/2020	GBP	19,600	—	—	2,326	—
Primary Aluminum Jun 20	Citi	06/2020	USD	(115,125)	—	—	12,814	—
Primary Aluminum Sep 20	Citi	09/2020	USD	(77,688)	—	—	—	(758)
Soybean Jul 20	Citi	07/2020	USD	(1,219,088)	—	—	30,955	—
Soybean Meal Jul 20	Citi	07/2020	USD	(623,040)	—	—	7,597	—
Soybean Oil Jul 20	Citi	07/2020	USD	(32,856)	—	—	—	(144)
Total					—	—	68,794	(5,761)
*	If the notional amount of the swap contract is long and the swap contract’s value is positive (negative), the Fund will receive (pay) the total return. If the notional amount of the swap contract is short and the swap contract’s value is positive (negative), the Fund will pay (receive) the total return. Receipts and payments occur upon termination of the contract.
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2020, the total value of these securities amounted to $79,825,458, which represents 17.99% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of May 31, 2020.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2020.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Non-income producing investment.
Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	35

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
Notes to Consolidated Portfolio of Investments  (continued)
(f)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(g)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2020, the total value of these securities amounted to $2,614,596, which represents 0.59% of total net assets.
(i)	Valuation based on significant unobservable inputs.
(j)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(k)	Represents a security purchased on a when-issued basis.
(l)	Zero coupon bond.
(m)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2020.
(n)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2020, the total value of these securities amounted to $163,443, which represents 0.04% of total net assets.
(o)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(p)	Principal and interest may not be guaranteed by a governmental entity.
(q)	Income from this security may be subject to alternative minimum tax.
(r)	The rate shown is the seven-day current annualized yield at May 31, 2020.
(s)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	122,874,186	398,585,181	(399,641,589)	7,879	121,825,657	6,770	1,234,141	121,813,475
Abbreviation Legend
BBSW	Bank Bill Swap Rate
BNY	Bank of New York
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
36	Multi-Manager Alternative Strategies Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2020 (Unaudited)
Currency Legend  (continued)
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Multi-Manager Alternative Strategies Fund | Quarterly Report 2020	37